UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
BOND FUND
MONEY MARKET FUND

DECEMBER 31, 2008

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2008. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2008.

The year 2008 will go down in history as one of the worst ever for almost every conceivable type of asset. Except for a handful of small equity markets around the world and the U.S. government securities market, negative returns, and generally of large magnitude, were the norm.

For equities, the U.S. Large Cap S&P 500® Index was down 37.0% on a total return basis. Russell Small Cap and Mid-Cap Indexes were down 33.8% and 41.5%, respectively. Outside the United States, equity returns declined by similar amounts in the larger European markets, Canada, Japan, Korea, and Brazil, but among even the smaller Western markets, and especially among the markets of less developed economies, returns were much worse. In Europe, Italy was down 48.7%; Belgium, 53.8%; and Ireland, 66.2%. In Asia, the Philippines declined 48.3%, and Indonesia fell 50.6%. And the Chinese (Shanghai) and Russian markets were down an astounding 70.1% and 72.4% for the year, respectively!

Bonds also had a very difficult year. In the U.S. market, the only sectors that had positive returns were U.S. Treasuries and U.S. agency securities, up 12.4% and 4.4%, respectively. Investment Grade Corporate bonds declined 3.1%, while High Yield Corporate bonds declined 26.2%. Foreign bond markets generally fared worse, especially among emerging markets.

Housing, of course, is another asset class that performed poorly. For the year, residential housing prices were down about 19% and are now down 25% from their peak in mid-2006. Commercial real estate prices have also come under pressure as the financial and economic crisis has deepened over the past five months.

And then there are commodities, which essentially collapsed in mid-2008 after generating huge returns over the previous few years. In 2008, the CRB Index, which tracks a variety of industrial and agricultural goods, declined by 36%, paced by mid-50% declines in oil and copper, but mediated by less serious drops in food stuffs. Gold, generally a haven from market tumult, only managed to eke out a 4.3% gain in a year marked by fear, panic and risk aversion.

The causes of this market turmoil have been fairly exhaustively documented in our periodic Economic and Market Perspectives and in the press. In summary, a housing bubble turned into a housing recession; the housing recession caused an implosion of the global financial system; the financial meltdown caused a decline in overall economic activity; and the financial crisis and the economic contraction are now feeding on each other in what economists, borrowing a concept from medicine, call a "negative feedback loop," characterized by a reduction of output in one system in response to a reduction in output of the other, and so on.

As a result, the United States economy, and nearly every other economy in the world, is in recession, the length and depth of which is the central issue of concern and debate. It has already been officially determined that the U.S. entered a recession in December 2007, and it is fairly widely agreed that our recession began before those in other economies. Thus, even if the U.S. economy were to begin recovery within the next six months, global recovery would not be likely at least until early 2010.

Unfortunately, at the present time a U.S. recovery is probably unlikely to begin at least before the end of this year. Most key economic statistics continue to show deterioration, including consumer spending, employment, industrial production, capital spending and exports.

At the same time, the financial crisis persists, despite the unprecedented actions already taken by policy makers throughout the world. All central banks, led by our Federal Reserve, have lowered benchmark interest rates dramatically. In addition, the Fed has instituted a large number of programs to provide "liquidity," or funding for day-to-day operations of various key components of the financial system, in order to keep the system as a whole functioning. The Fed, along with the U.S. Treasury, has facilitated the acquisition of several failing financial institutions by healthier ones, as it did with Bear Stearns and Wachovia, for example. And it has effectively taken over control of the key federal mortgage lending agencies, Fanny Mae and Freddie Mac, as well as American International Group, formerly the largest insurance company in the world.

And then there's the infamous Troubled Asset Relief Program — or T.A.R.P. — legislation passed by Congress that authorized the U.S. Treasury to inject an initial $350 billion into the banking system to shore it up, and has recently authorized the use of an additional $350 billion for actions as yet to be determined. Notwithstanding these dramatic and expensive responses, the U.S. Treasury has within the last two months had to provide emergency bailouts for Citibank and Bank of America, two of the largest banks in the world.

Fortunately, even more firepower is on the way. The new Obama administration is on the verge of announcing a comprehensive, wide-ranging fiscal plan proposing a variety of federal spending programs totaling $850 billion over the next two years. Most commentators believe the final bill will end up being much higher, but that eventually such government spending will be successful in mitigating the downside of the recession and in laying the groundwork for a recovery.

However hopeful, or convinced, we are that the will and creativity of our leaders, the wealth generating capacity of the U.S. economy over time, and the strength and fortitude of the American people, will ultimately triumph over our current woes, it will take time, and it will be painful. U.S. Gross Domestic Product, the broadest measure of economic growth, was just reported to have contracted 3.8% in the 4th Quarter of 2008, following a 0.5% contraction in the 3rd Quarter. Further contractions are likely in at least each of the next two quarters of 2009. Given such dire growth prospects, unemployment will likely rise from its current 7.2% to probably more that 10%. Many smaller banks will close their doors and many companies, large and small, will go bankrupt. Moody's projects that the corporate default rate, currently at 4.4% in the U.S., will hit 15% by the end of 2009, well above the previous peaks of 10-11% in the 1991 and 2002 recessions.

Under such circumstances, stock markets are unlikely to show any sustained advance, and will almost surely continue to show the type of volatility witnessed last year. In general, bull markets require at least a good chance of sustainable positive economic growth, and that is just not a reasonable expectation on any near term horizon at this time.

And yet, markets tend to anticipate the future. We probably saw the lows in stocks last November, unless the financial crisis and recession deepen further, or prove totally unresponsive to stimulus. And we will probably have to endure a series of rallies and retrenchments before the fundamentals sort themselves out and stabilize. This bear market has already witnessed two 18-23% advances since late October, only to see most of those gains given back.

But stocks will at some point begin a sustainable advance well before the news becomes positive. Investors are already looking for signs of such an inflexion point by looking at economic data as it is reported for signs that deterioration is slowing. For markets, less bad sometimes is good, especially when enough of the data seem to confirm that the worst of the declines are past. That day will come, and we're hoping it will arrive before the end of this year. Right now, unfortunately, too much is unknown while the data is still moving in the wrong direction.

In the meantime, the Investment Company has positioned its portfolios for the current environment with the objective of outperforming our benchmarks and our peers, as they did in many cases last year.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2008

All America Fund	-35.72%
Equity Index Fund	-37.05%
Mid-Cap Equity Index Fund	-36.19%
Small Cap Value Fund	-27.13%
Small Cap Growth Fund	-33.52%
Bond Fund	+ 3.25%
Money Market Fund	+ 2.46%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index. The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500® Index, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

The year 2008 proved a difficult time for not only domestic equity markets, but global equity markets as well, as documented in the President's Letter. Only a handful of global equity indices had positive returns. In the U.S., the S&P 500® Index of large capitalization stocks declined by -37.00% , while the Russell 2000 (Small Cap) Growth® Index was down -38.54% and the Russell 2000 Value® Index was down -28.92% for the twelve month period ended December 31, 2008.

The All America Fund's return for the year ended December 31, 2008 was -35.72% versus the benchmark return of -37.00%. The indexed portion of the fund, representing 60% of the overall portfolio, performed in line with the S&P 500® index. The overperformance derived from results surpassing that of the S&P 500® Index by all three actively managed components of the Fund, specifically, Large Cap representing 20% of the Fund, and both Small Cap Value and Small Cap Growth, each representing 10% of the Fund.

All America Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,428	-35.72%	-35.72%
5 Years	$8,722	-12.78%	-2.70%
10 Years	$8,838	-11.62%	-1.23%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
10 Years	$8,700	-13.00%	-1.38%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

Overall, 2008 was an abysmal year for absolute returns. According to Standard & Poor's, the S&P 500 return of -37.00% marked the worst year for the index since 1937, when the market was down -38.59%. All ten sectors posted negative double digit returns with the Financial sector down 55.27%! Consumer Staples were the least hit with a negative 15.30% return. The fourth quarter of 2008 brought the most pain with a -22.56% return as the collapse of the financial industry leaders began in September.

The Equity Index Fund's performance for the year ended December 31, 2008 was -37.05%, in line with the benchmark return of -37.00%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,295	-37.05%	-37.05%
5 Years	$8,925	-10.75%	-2.25%
Since 5/3/99 (Inception)	$7,762	-22.38%	-2.59%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
Since 5/3/99 (Inception)	$7,909	-20.91%	-2.40%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The performance returns of 2008 were a disaster for all asset classes with even the S&P MidCap 400 posting a -36.23% return, not far from its larger brethren, the S&P 500 at -37.00%. All ten sectors posted a negative double digit return with Energy leading the decline with -46.31%. Oil prices continued to drop from their peak of $145 a barrel in June 2008. Demand weakened as the global economy began to seize, leading to increases in inventory. The build out of global infrastructure slowed and consumers stopped spending. The mid-cap companies depend on these core sources to continue to grow and, as a result, the mid-cap index fell just as the large cap index was brutally hit by the capital market downturn. As 2009 begins, there is still uncertainty as to which direction the economy will head.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2008 was -36.19%, in line with the -36.23% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,381	-36.19%	-36.19%
5 Years	$9,925	-0.75%	-0.15%
Since 9/1/00 (Inception)	$10,743	7.43%	0.87%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,377	-36.23%	-36.23%
5 Years	$9,959	-0.41%	-0.08%
Since 9/1/00 (Inception)	$10,960	9.60%	1.11%

The line representing the performance return of the Mid-Cap Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2008, the Small Cap Value Fund returned -27.13% versus a -28.92% return for the Russell 2000 Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Consumer Cyclical and Consumer Staples, while sectors detracting from Fund performance included Basic Materials and Insurance.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,287	-27.13%	-27.13%
Since 5/1/07 (Inception)	$6,593	-34.07%	-22.12%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,108	-28.92%	-28.92%
Since 5/1/07 (Inception)	$6,256	-37.44%	-24.53%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -33.52% during the year ended December 31, 2008. The Fund's benchmark, the Russell 2000 Growth® Index, returned -38.54% for the period.

The Small Cap Growth Fund's overperformance against its benchmark was due primarily to outperformance in the Financial, Consumer Discretionary and Industrial sectors. The Healthcare and Consumer Staples Sector underperformed the benchmark and detracted from the overall performance of the year. Also, we maintained a fairly defensive posture in our stock selection, which contributed to our overall outperformance for 2008. Stock selection, as opposed to sector allocation, continues to be the main factor in our returns.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,648	-33.52%	-33.52%
Since 5/1/07 (Inception)	$6,655	-33.45%	-21.68%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,146	-38.54%	-38.54%
Since 5/1/07 (Inception)	$6,256	-37.44%	-24.53%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve aggressively cut the federal funds rate throughout 2008. Starting the year at 4.25%, it was lowered to 2.00% by the end of the second quarter and then to an historic low range of 0.00% -0.25% by year's end. This seven-step process of reducing rates was part of the government's attempt to stimulate the economy and keep longer rates low.

The bond market became more focused on deflation as the government became increasingly involved in the credit markets in order to avoid instability and defaults. Nevertheless, credit spreads widened to unprecedented levels as traditional corporate bonds traded down to distress prices in a barely functioning market place.

The Fund emphasizes higher yielding corporate bonds and these were negatively affected, especially in the fourth quarter. The Fund ended the year with a shorter duration than its benchmark, which also hurt its performance.

The strategy of creating an extremely diversified credit portfolio with an intermediate maturity focus will be continued so long as inflation threatens to impair returns and economic concerns remain. The management focus will also continue to be on income, rather than capital gains, as compounded returns at favorable rates remains a primary objective.

The Bond Fund's return for the year ended December 31, 2008, was 3.25%, compared to 5.24% for the Barclay's Capital Aggregate Bond Index®. The Fund's underperformance compared to the benchmark was due to its shorter duration than the index and its underweighting of U.S. Treasuries.

Bond Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,325	3.25%	3.25%
5 Years	$12,127	21.27%	3.93%
10 Years	$14,949	49.49%	4.10%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
5 Years	$12,550	25.50%	4.65%
10 Years	$17,294	72.94%	5.63%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 2.46% for the year ended December 31, 2008, compared to a 1.80% return for the Citigroup 3-Month Treasury Bill Index. The Fund's overperformance compared to its benchmark is due to our efforts to extend the fund's weighted average maturity prior to the Fed's aggressive rate cuts.

The unprecedented events of 2008 have prompted the Federal Reserve and central banks around the world to take extraordinary measures to provide liquidity and restore confidence in the money markets. As a result, the Federal Reserve reduced the federal funds rate by 400 basis points during 2008, ending with a range of 0%-.25%. The seven-day effective yield as of February 17, 2009 was 0.14%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2008 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2009 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2008 and held for the entire period ending December 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$722.54	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.54

*  Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$715.01	$0.53
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*  Expenses are equal to the Fund's annualized expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$664.63	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*  Expenses are equal to the Fund's annualized expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$793.61	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$726.13	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$1,018.88	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$1,010.75	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.02

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.7%)
Monsanto Co.	1,422	$100,038
Other Securities	18,320	509,587
		609,625
CONSUMER, CYCLICAL (4.7%)
Comcast Corp. Cl A	7,478	126,229
McDonald's Corp.	2,894	179,978
Other Securities	81,391	1,404,328
		1,710,535
CONSUMER, NON-CYCLICAL (7.2%)
Coca-Cola Co.	5,166	233,865
CVS Caremark Corp.	3,729	107,171
General Mills, Inc.	869	52,792
Kraft Foods, Inc. Cl A	3,815	102,433
PepsiCo, Inc.	4,033	220,887
Philip Morris Int'l., Inc.	5,253	228,558
Proctor & Gamble Co.	7,753	479,295
Wal-Mart Stores, Inc.	5,806	325,484
Other Securities	31,616	874,115
		2,624,600
ENERGY (7.4%)
Chevron Corp.	5,276	390,268
ConocoPhillips	3,871	200,518
Exxon Mobil Corp.	13,208	1,054,400
Occidental Petroleum Corp.	2,103	126,159
Schlumberger Ltd.	3,102	131,308
Other Securities	30,358	814,666
		2,717,319
FINANCIAL (7.4%)
Bank of America Corp.	13,029	183,448
Bank of New York Mellon Corp.	2,980	84,423
Goldman Sachs Group, Inc.	1,148	96,880
JPMorgan Chase & Co.	9,691	305,557
MetLife, Inc.	2,061	71,846
U.S. Bancorp	4,556	113,946
Wells Fargo & Co.	9,840	290,083
Other Securities	97,444	1,561,448
		2,707,631

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (8.3%)
Abbott Laboratories	4,029	$215,028
Amgen, Inc.*	2,751	158,870
Celgene Corp.*	1,190	65,783
Gilead Sciences, Inc.*	2,389	122,173
Johnson & Johnson	7,204	431,020
Merck & Co., Inc.	5,490	166,896
Pfizer, Inc.	17,509	310,084
Other Securities	50,417	1,544,181
		3,014,035
INDUSTRIAL (6.2%)
General Electric Co.	27,273	441,827
Lockheed Martin Corp.	862	72,477
United Parcel Service, Inc. Cl B	2,584	142,533
United Technologies Corp.	2,468	132,285
Other Securities	39,147	1,468,855
		2,257,977
TECHNOLOGY (8.6%)
Apple, Inc.*	2,308	196,988
Cisco Systems, Inc.*	15,203	247,809
Google, Inc.*	618	190,128
Hewlett-Packard Co.	6,359	230,768
Int'l. Business Machines Corp.	3,488	293,550
Intel Corp.	14,442	211,720
Microsoft Corp.	19,864	386,161
Oracle Corp.*	10,172	180,350
QUALCOMM, Inc.	4,299	154,033
Other Securities	78,443	1,030,777
		3,122,284
TELECOMMUNICATIONS (2.0%)
AT&T, Inc.	15,302	436,112
Verizon Communications, Inc.	7,376	250,046
Other Securities	14,830	95,619
		781,777
UTILITIES (2.4%)
Other Securities	29,339	863,328
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $27,892,612) 55.9%		$20,409,111

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.01 - 1.07%	01/02/09 - 04/30/09	$400,000	$399,981
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $399,988) 1.1%					399,981
TOTAL INDEXED ASSETS (Cost: $28,292,600) 57.0%					$20,809,092

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
3 S&P 500 Stock Index Futures Contracts	March 2009	$675,075	$(1,988)

Face value of futures purchased and outstanding as percentage of total investments in securities: 1.9%

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.6%)
Crown Hldgs., Inc.*	8,115	$155,808
Monsanto Co.	884	62,189
Other Securities	32,204	354,859
		572,856
CONSUMER, CYCLICAL (3.7%)
Comcast Corp. Cl A	5,061	85,430
McDonald's Corp.	2,336	145,276
Tupperware Brands Corp.	6,741	153,021
Other Securities	67,342	950,806
		1,334,533
CONSUMER, NON-CYCLICAL (3.7%)
CVS Caremark Corp.	2,879	82,742
General Mills, Inc.	1,622	98,537
Kraft Foods, Inc. Cl A	1,984	53,270
PepsiCo, Inc.	2,395	131,174
Proctor & Gamble Co.	3,560	220,079
Wal-Mart Stores, Inc.	3,343	187,409
Other Securities	26,158	594,443
		1,367,654
ENERGY (3.5%)
Chevron Corp.	1,722	127,376
ConocoPhillips	1,365	70,707
Exxon Mobil Corp.	5,003	399,389
Occidental Petroleum Corp.	1,424	85,426
Schlumberger Ltd.	1,202	50,881
Other Securities	28,745	555,191
		1,288,970
FINANCIAL (8.2%)
Bank of America Corp.	3,991	56,193
Bank of New York Mellon Corp.	2,481	70,287
Goldman Sachs Group, Inc.	581	49,031
iShares Russell 2000 Growth Index Fund	2,791	141,950
JPMorgan Chase & Co.	2,829	89,198
MetLife, Inc.	2,202	76,762
U.S. Bancorp	2,558	63,976
Wells Fargo & Co.	5,301	156,273
Other Securities	153,492	2,291,868
		2,995,538

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (6.1%)
Abbott Laboratories	3,597	$191,972
Celgene Corp.*	1,399	77,337
Gilead Sciences, Inc.*	3,259	166,665
Johnson & Johnson	4,037	241,534
Merck & Co., Inc.	1,504	45,722
Other Securities	97,577	1,484,444
		2,207,674
INDUSTRIAL (5.7%)
General Electric Co.	11,322	183,416
Lockheed Martin Corp.	994	83,576
United Parcel Service, Inc. Cl B	1,710	94,324
United Technologies Corp.	1,439	77,130
Other Securities	81,413	1,655,337
		2,093,783
TECHNOLOGY (5.5%)
Apple, Inc.*	1,151	98,238
Cisco Systems, Inc.*	5,801	94,556
Google, Inc.*	160	49,224
Hewlett-Packard Co.	3,079	111,737
Int'l. Business Machines Corp.	1,413	118,918
Intel Corp.	3,949	57,892
Microsoft Corp.	7,334	142,573
Oracle Corp.*	3,302	58,544
QUALCOMM, Inc.	2,263	81,083
Other Securities	89,821	1,180,945
		1,993,710
TELECOMMUNICATIONS (1.1%)
AT&T, Inc.	6,076	173,166
Other Securities	15,470	221,923
		395,089
UTILITIES (1.8%)
Other Securities	24,659	647,985
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $18,829,265) 40.9%		$14,897,792

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.0%)
GSC Capital Corp.†(2)	NR	7.25%	07/15/10	$60,000	$—
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					—
TOTAL ACTIVE ASSETS (Cost: $18,889,265) 40.9%					14,897,792
TEMPORARY CASH INVESTMENTS (3) (Cost: $543,300) 1.5%					543,300
TOTAL INVESTMENTS (Cost: $47,725,165) 99.4%					36,250,184
OTHER NET ASSETS 0.6%					214,075
NET ASSETS 100.0%					$36,464,259

Abbreviations: NR = Not Rated

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $106,202, or 0.3% of the Fund's net assets.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (2.7%)
Monsanto Co.	2,255	$158,639
Other Securities	29,059	808,323
		966,962
CONSUMER, CYCLICAL (7.5%)
Comcast Corp. Cl A	11,861	200,214
Disney (Walt) Co.	7,624	172,989
Home Depot, Inc.	6,983	160,749
McDonald's Corp.	4,590	285,452
Other Securities	114,496	1,893,722
		2,713,126
CONSUMER, NON-CYCLICAL (11.6%)
Coca-Cola Co.	8,195	370,988
CVS Caremark Corp.	5,915	169,997
Kraft Foods, Inc. Cl A	6,051	162,469
PepsiCo, Inc.	6,397	350,364
Philip Morris Int'l., Inc.	8,332	362,525
Proctor & Gamble Co.	12,297	760,201
Wal-Mart Stores, Inc.	9,209	516,257
Other Securities	51,509	1,469,583
		4,162,384
ENERGY (12.0%)
Chevron Corp.	8,368	618,981
ConocoPhillips	6,140	318,052
Exxon Mobil Corp.	20,950	1,672,436
Occidental Petroleum Corp.	3,336	200,127
Schlumberger Ltd.	4,919	208,221
Other Securities	48,145	1,291,831
		4,309,648
FINANCIAL (11.9%)
Bank of America Corp.	20,666	290,977
Goldman Sachs Group, Inc.	1,821	153,674
JPMorgan Chase & Co.	15,372	484,679
U.S. Bancorp	7,226	180,722
Wells Fargo & Co.	15,608	460,124
Other Securities	162,539	2,724,494
		4,294,670
HEALTHCARE (13.3%)
Abbott Laboratories	6,390	341,034
Amgen, Inc.*	4,364	252,021
Bristol-Myers Squibb Co.	8,153	189,557

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (CONTINUED)
Gilead Sciences, Inc.*	3,789	$193,769
Johnson & Johnson	11,427	683,677
Lilly (Eli) & Co.	4,121	165,953
Merck & Co., Inc.	8,708	264,723
Pfizer, Inc.	27,772	491,842
Wyeth	5,484	205,705
Other Securities	64,087	1,992,530
		4,780,811
INDUSTRIAL (10.0%)
3M Co.	2,854	164,219
General Electric Co.	43,259	700,796
United Parcel Service, Inc. Cl B	4,099	226,101
United Technologies Corp.	3,915	209,844
Other Securities	60,613	2,280,781
		3,581,741
TECHNOLOGY (13.8%)
Apple, Inc.*	3,661	312,466
Cisco Systems, Inc.*	24,115	393,075
Google, Inc.*	980	301,497
Hewlett-Packard Co.	10,087	366,057
Int'l. Business Machines Corp.	5,533	465,657
Intel Corp.	22,908	335,831
Microsoft Corp.	31,508	612,516
Oracle Corp.*	16,134	286,056
QUALCOMM, Inc.	6,818	244,289
Other Securities	124,416	1,634,903
		4,952,347
TELECOMMUNICATIONS (3.4%)
AT&T, Inc.	24,271	691,724
Verizon Communications, Inc.	11,699	396,596
Other Securities	23,523	151,678
		1,239,998
UTILITIES (3.8%)
Other Securities	46,546	1,370,378
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $42,509,733) 90.0%		$32,372,065

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill (1)	AAA	0.01 - 1.07%	01/02/09 - 04/30/09	$900,000	$899,893
COMMERCIAL PAPER (6.9%)
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	880,000	879,804
Unilever Capital Corp.†	A-1	0.05	01/02/09	800,000	799,999
Washington Post Co.†	A-1	0.03	01/05/09	800,000	799,997
					2,479,800
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,379,720) 9.4%					3,379,693
TEMPORARY CASH INVESTMENTS (2) (Cost: $134,400) 0.4%					134,400
TOTAL INVESTMENTS (Cost: $46,023,853) 99.8%					35,886,158
OTHER NET ASSETS 0.2%					68,026
NET ASSETS 100.0%					$35,954,184

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $1,599,996, or 4.5% of the Fund's net assets.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
16 S&P 500 Stock Index Futures Contracts	March 2009	$3,600,400	$(10,600)

Face value of futures purchased and outstanding as percentage of total investments in securities: 10.0%

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (6.0%)
Airgas, Inc.	3,482	$135,763
FMC Corp.	3,184	142,420
Martin Marietta Materials, Inc	1,782	172,997
Other Securities	94,619	1,480,493
		1,931,673
CONSUMER, CYCLICAL (12.4%)
Advance Auto Parts, Inc.	4,073	137,056
DeVry, Inc.	2,650	152,137
Dollar Tree, Inc.*	3,898	162,936
ITT Educational Svcs., Inc.*	1,351	128,318
O'Reilly Automotive, Inc.*	5,787	177,892
Priceline.com, Inc.*	1,746	128,593
Ross Stores, Inc.	5,566	165,477
Strayer Education, Inc.	608	130,361
Other Securities	219,922	2,819,454
		4,002,224
CONSUMER, NON-CYCLICAL (4.0%)
Church & Dwight Co., Inc.	3,016	169,258
Energizer Hldgs., Inc.*	2,508	135,783
Ralcorp Hldgs., Inc.*	2,424	141,562
Other Securities	33,643	847,302
		1,293,905
ENERGY (5.7%)
FMC Technologies, Inc.*	5,379	128,182
Other Securities	98,223	1,691,796
		1,819,978
FINANCIAL (18.7%)
Berkley (W.R.) Corp.	5,965	184,915
Cullen/Frost Bankers, Inc.	2,552	129,335
Everest Re Group Ltd.	2,642	201,157
Federal Realty Investment Trust	2,537	157,497
Fidelity Nat'l. Financial, Inc. Cl A	9,111	161,720
HCC Insurance Hldgs., Inc.	4,934	131,985
Health Care REIT, Inc.	4,450	187,789
New York Community Bancorp, Inc.	14,806	177,080
Regency Centers Corp.	3,011	140,614
Reinsurance Grp. of America, Inc.	3,121	133,641
Other Securities	228,130	4,417,103
		6,022,836

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (10.1%)
Edwards Lifesciences Corp.*	2,394	$131,550
Endo Pharmaceuticals Hldgs., Inc.*	5,036	130,332
Hologic, Inc.*	11,022	144,058
Pharmaceutical Product Development, Inc.	5,072	147,139
Schein (Henry), Inc.*	3,844	141,036
Vertex Pharmaceuticals, Inc.*	6,473	196,645
Other Securities	97,410	2,342,621
		3,233,381
INDUSTRIAL (12.8%)
Ametek, Inc.	4,591	138,694
Quanta Services, Inc.*	8,487	168,043
Roper Industries, Inc.	3,859	167,519
URS Corp.*	3,592	146,446
Other Securities	163,930	3,494,896
		4,115,598
TECHNOLOGY (11.1%)
Alliance Data Systems Corp.*	2,776	129,167
SAIC, Inc.*	8,721	169,885
Other Securities	255,781	3,267,332
		3,566,384
TELECOMMUNICATIONS (0.5%)
Telephone & Data Systems, Inc.	4,579	145,383
Other Securities	9,911	19,128
		164,511
UTILITIES (7.3%)
Alliant Energy Corp.	4,751	138,634
MDU Resources Group	7,901	170,504
Northeast Utilities	6,698	161,154
NSTAR	4,595	167,672
Oneok, Inc.	4,495	130,894
Puget Energy, Inc.	5,578	152,112
Other Securities	65,912	1,427,511
		2,348,481
TOTAL COMMON STOCKS (Cost: $41,809,566) 88.6%		$28,498,971

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill (1)	AAA	0.01 - 1.07%	01/02/09 - 04/30/09	$800,000	$799,935
U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	AAA	0.02	01/22/09	200,000	199,998
COMMERCIAL PAPER (7.0%)
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	780,000	779,822
Unilever Capital Corp.†	A-1	0.05	01/02/09	700,000	699,995
Washington Post Co.†	A-1	0.03	01/05/09	780,000	779,992
					2,259,809
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,259,770) 10.1%					3,259,742
TEMPORARY CASH INVESTMENTS (2) (Cost: $105,100) 0.3%					105,100
TOTAL INVESTMENTS (Cost: $45,174,436) 99.0%					31,863,813
OTHER NET ASSETS 1.0%					310,214
NET ASSETS 100.0%					$32,174,027

Abbreviations: FHLB = Federal Home Loan Bank

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $1,479,987, or 4.6% of the Fund's net assets.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
13 S&P MidCap 400 Stock Index Futures Contracts	March 2009	$3,491,800	$57,775

Face value of futures purchased and outstanding as percentage of total investments in securities: 11.0%

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (7.8%)
Crown Hldgs., Inc.*	6,286	$120,686
Cytec Industries, Inc.	1,296	27,501
Silgan Hldgs., Inc.	1,420	67,890
Other Securities	16,790	23,249
		239,326
CONSUMER, CYCLICAL (7.1%)
Dillard's, Inc. Cl A	7,436	29,521
Rent-A-Center, Inc.*	2,324	41,019
Tupperware Brands Corp.	3,465	78,656
Wolverine World Wide, Inc.	1,858	39,092
Other Securities	5,200	28,857
		217,145
CONSUMER, NON-CYCLICAL (7.3%)
American Italian Pasta Co. Cl A*	4,064	90,790
Great Atlantic & Pacific Tea Co., Inc.*	5,730	35,927
Vector Group Ltd.	3,048	41,514
Other Securities	1,465	56,166
		224,397
ENERGY (1.0%)
Other Securities	3,172	31,589
FINANCIAL (38.2%)
Aspen Insurance Hldgs. Ltd.	2,382	57,764
Bank Mutual Corp.	5,289	61,035
Brookline Bancorp, Inc.	5,348	56,956
Ellington Financial LLC†	1,700	34,000
First Niagara Financial Group, Inc.	4,056	65,586
Glacier Bancorp, Inc.	2,709	51,525
Highwoods Properties, Inc.	1,636	44,761
iShares Russell 2000 Index Fund	625	30,794
iShares Russell 2000 Value Index Fund	630	30,977
Meadowbrook Insurance Group, Inc.	5,629	36,251
MFA Mortgage Investment, Inc.	5,916	34,845
National Penn Bancshares, Inc.	3,777	54,804
NewAlliance Bancshares, Inc.	4,434	58,396
PMA Capital Corp. Cl A*	4,190	29,665
ProAssurance Corp.*	931	49,138
Realty Income Corp.	1,656	38,336
S.Y. Bancorp, Inc.	1,519	41,773
SeaBright Insurance Hldgs., Inc.*	3,176	37,286
Senior Housing Pptys. Trust	2,036	36,485
SPDR KBW Regional Banking ETF	2,023	58,991
Trico Bancshares	1,540	38,454
Westamerica Bancorporation	1,081	55,293
Westfield Financial, Inc.	2,854	29,453
Other Securities	23,048	140,616
		1,173,184
HEALTHCARE (4.5%)
Conceptus, Inc.*	1,840	28,005
Enzon Pharmaceuticals, Inc.*	9,015	52,557
Other Securities	11,578	57,148
		137,710

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (12.1%)
Alaska Air Group, Inc.*	2,756	$80,613
CRA International, Inc.*	1,048	28,223
Genesee & Wyoming, Inc. Cl A*	1,163	35,472
Mueller Industries, Inc.	3,554	89,134
Old Dominion Freight Line, Inc.*	1,637	46,589
Perini Corp.*	1,780	41,616
Other Securities	11,952	51,972
		373,619
TECHNOLOGY (8.3%)
Parametric Technology Corp.*	2,790	35,294
Sybase, Inc.*	1,311	32,473
Websense, Inc.*	2,430	36,377
Other Securities	16,842	149,487
		253,631
TELECOMMUNICATIONS (2.4%)
Iowa Telecommunications Svcs., Inc.	2,179	31,116
Other Securities	3,620	43,141
		74,257
UTILITIES (7.5%)
Avista Corp.	2,520	48,838
Northwest Natural Gas Co.	663	29,324
Unisource Energy Corp.	1,680	49,325
Westar Energy, Inc.	2,177	44,650
Other Securities	4,630	59,459
		231,596
TOTAL COMMON STOCKS (Cost: $3,842,885) 96.2%		$2,956,454
TEMPORARY CASH INVESTMENTS (1) (Cost: $100,000) 3.3%		100,000
TOTAL INVESTMENTS (Cost: $3,942,885) 99.5%		3,056,454
OTHER NET ASSETS 0.5%		15,043
NET ASSETS 100.0%		$3,071,497

*  Non-income producing security.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $34,000, or 1.1% of the Fund's net assets.

(1)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

"Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.4%)
Royal Gold, Inc.	915	$45,027
Other Securities	403	19,267
		64,294
CONSUMER, CYCLICAL (11.6%)
California Pizza Kitchen, Inc.*	2,895	31,034
Gymboree Corp.*	934	24,368
Netflix, Inc.*	1,204	35,988
Tupperware Brands Corp.	1,536	34,867
WMS Industries, Inc.*	1,517	40,807
Wolverine World Wide, Inc.	1,241	26,111
Other Securities	11,090	112,454
		305,629
CONSUMER, NON-CYCLICAL (2.5%)
Ralcorp Hldgs., Inc.*	543	31,711
Other Securities	1,340	34,408
		66,119
ENERGY (5.0%)
Concho Resources, Inc.*	1,329	30,328
Penn Virginia Corp.	999	25,954
Other Securities	5,325	75,525
		131,807
FINANCIAL (13.7%)
Glacier Bancorp, Inc.	1,281	24,365
iShares Russell 2000 Growth Index Fund	1,840	93,581
Realty Income Corp.	1,423	32,942
Senior Housing Pptys. Trust	1,529	27,400
SPDR KBW Regional Banking ETF	1,278	37,266
Stifel Financial Corp.*	959	43,970
Westamerica Bancorporation	777	39,744
Other Securities	3,222	64,319
		363,587
HEALTHCARE (23.1%)
Abiomed, Inc.*	1,908	31,329
Alexion Pharmaceuticals, Inc.*	874	31,630
Almost Family, Inc.*	605	27,213
American Medical Systems Hldgs., Inc.*	2,755	24,767
Conmed Corp.*	971	23,246
Enzon Pharmaceuticals, Inc.*	5,563	32,432
Immucor, Inc.*	1,222	32,481
Landauer, Inc.	411	30,126
Magellan Health Svcs., Inc.*	1,065	41,705
MedAssets, Inc.*	1,993	29,098
Myriad Genetics, Inc.*	458	30,347
OSI Pharmaceuticals, Inc.*	612	23,899
STERIS Corp.	1,028	24,559
Other Securities	17,930	228,129
		610,961
INDUSTRIAL (20.3%)
Astec Industries, Inc.*	1,079	33,805
Exponent, Inc.*	845	25,418
Genesee & Wyoming, Inc. Cl A*	1,357	41,389
Huron Consulting Group, Inc.*	832	47,649

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
JetBlue Airways Corp*	4,973	$35,308
Old Dominion Freight Line, Inc.*	1,250	35,575
Stanley, Inc.*	749	27,129
Sun Hydraulics Corp.	1,283	24,172
Watson Wyatt Worldwide, Inc. Cl A	493	23,575
Other Securities	12,211	243,602
		537,622
TECHNOLOGY (15.6%)
Data Domain, Inc.*	1,629	30,625
Informatica Corp.*	2,830	38,856
Microsemi Corp.*	1,935	24,458
Parametric Technology Corp.*	2,170	27,451
Sybase, Inc.*	1,485	36,783
ViaSat, Inc.*	1,422	34,242
Websense, Inc.*	2,427	36,332
Other Securities	14,937	183,019
		411,766
TELECOMMUNICATIONS (1.9%)
Consolidated Comms. Hldgs., Inc.	2,061	24,485
Syniverse Hldgs., Inc.*	2,083	24,871
		49,356
UTILITIES (1.9%)
Avista Corp.	1,643	31,841
Other Securities	601	19,394
		51,235
TOTAL COMMON STOCKS (Cost: $3,139,860) 98.0%		$2,592,376
TEMPORARY CASH INVESTMENTS (1) (Cost: $100,000) 3.8%		100,000
TOTAL INVESTMENTS (Cost: $3,239,860) 101.8%		2,692,376
OTHER NET ASSETS (1.8%)		(47,068)
NET ASSETS 100.0%		$2,645,308

*  Non-income producing security.

(1)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

"Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.5%)
U.S. Treasury Strip	AAA	0.00%	02/15/17 - 11/15/24	$7,500,000	$5,407,503
U.S. GOVERNMENT AGENCIES (50.0%)
MORTGAGE-BACKED OBLIGATIONS (41.4%)
FHARM	AAA	5.26 - 5.45	02/01/36 - 05/01/37	1,128,312	1,147,451
FHLMC	AAA	5.00 - 6.00	10/01/18 - 04/01/37	1,953,955	2,010,482
FNMA	AAA	4.00 - 8.00	09/01/16 - 06/01/48	15,386,278	15,816,245
GNMA (1)	AAA	6.27 - 7.00	10/16/27 - 10/20/38	2,196,662	2,297,542
					21,271,720
NON-MORTGAGE-BACKED OBLIGATIONS (8.6%)
FHLMC	AAA	4.38 - 5.20	03/05/19 - 07/17/15	4,250,000	4,389,040
CORPORATE DEBT (38.3%)
BASIC MATERIALS (2.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	249,914
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	227,273
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	238,753
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	234,760
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	255,288
Other Securities				450,000	232,106
					1,438,094
CONSUMER, CYCLICAL (7.1%)
Best Buy Co., Inc.†	BBB-	6.75	07/15/13	250,000	233,392
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	250,000	236,948
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	490,379
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	250,000	236,959
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	486,324
Other Securities				2,469,034	1,978,339
					3,662,341
CONSUMER, NON-CYCLICAL (3.2%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	242,208
Hershey Co.	A	4.85	08/15/15	250,000	240,342
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	243,849
Kroger Co.	BBB-	4.95	01/15/15	250,000	238,017
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	251,190
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	247,485
Other Securities				250,000	179,354
					1,642,445
ENERGY (5.0%)
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	229,587
Noble Corp.	A-	7.50	03/15/19	250,000	309,127
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	856,467
Other Securities				1,400,000	1,185,252
					2,580,433

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (10.1%)
Berkshire Hathaway Finance	AAA	4.20%	12/15/10	$250,000	$253,594
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	234,447
Capital One Bank	A-	5.75	09/15/10	250,000	242,642
First Horizon Mtg.	AAA	5.00	06/25/33	291,746	288,649
First Horizon National Corp.	BBB-	4.50	05/15/13	500,000	347,298
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	496,228
General Electric Capital Corp.	AAA	5.45	01/15/13	500,000	503,581
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	500,000	372,256
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	250,000	245,804
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	251,071
SLM Corp.	BBB-	4.00	01/15/09	250,000	248,858
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	249,455
Other Securities				2,250,000	1,455,902
					5,189,785
HEALTHCARE (2.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	239,181
Cardinal Health, Inc.	BBB+	6.75	02/15/11	300,000	298,538
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	239,882
WellPoint, Inc.	A-	4.25	12/15/09	250,000	240,417
Wyeth	A+	5.50	03/15/13	250,000	254,655
Other Securities				250,000	220,313
					1,492,986
INDUSTRIAL (2.7%)
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	235,432
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	292,124
Other Securities				1,050,000	858,753
					1,386,309
TECHNOLOGY (0.9%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	259,533
Other Securities				250,000	204,107
					463,640
TELECOMMUNICATIONS (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	246,250
Other Securities				250,000	215,625
					461,875
UTILITIES (2.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	234,446
Duke Energy Corp.	A	4.50	04/01/10	250,000	249,645
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	253,620
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	246,737
Other Securities				450,000	398,314
					1,382,762
TOTAL LONG-TERM DEBT SECURITIES (Cost: $51,841,083) 98.8%					$50,768,933

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Toyota Motor Credit Corp.	A-1+	0.40%	01/21/09	$170,000	$169,962
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $169,962) 0.3%					169,962
TOTAL INVESTMENTS (Cost: $52,011,045) 99.1%					50,938,895
OTHER NET ASSETS 0.9%					471,556
NET ASSETS 100.0%					$51,410,451

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $1,212,383, or 2.4% of the Fund's net assets.

(1)  U.S. Government guaranteed security.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (20.0%)
FHLB	AAA	1.95%	01/26/09	$1,695,000	$1,696,926
FHLB	AAA	2.10	01/07/09	2,720,000	2,719,044
FHLB	AAA	2.10	01/08/09	2,875,000	2,873,821
FHLB	AAA	2.20	01/14/09	391,000	391,359
FHLB	AAA	2.24	01/16/09	2,512,000	2,514,793
FHLB	AAA	2.25	01/02/09	100,000	99,994
FHLMC	AAA	2.15	01/12/09	4,703,000	4,706,026
FNMA	AAA	2.10	01/07/09	1,961,000	1,960,311
					16,962,274
COMMERCIAL PAPER (80.0%)
American Express Credit Corp.	A-1	1.80	02/02/09	500,000	499,199
American Express Credit Corp.	A-1	1.95	01/02/09	1,500,000	1,499,919
American Express Credit Corp.	A-1	2.00	02/02/09	300,000	299,466
AT&T, Inc.†	A-1	2.40	01/05/09	2,400,000	2,399,357
Becton, Dickinson & Co.	A-1+	1.00	01/16/09	2,350,000	2,349,020
Campbell Soup Co.†	A-1	0.95	02/02/09	300,000	299,746
Campbell Soup Co.†	A-1	1.00	01/16/09	2,079,000	2,078,133
Chevron Corp.	A-1+	1.10	01/23/09	2,300,000	2,298,452
Coca-Cola Co.	A-1	1.20	01/23/09	2,400,000	2,398,238
ConocoPhillips†	A-1	0.35	01/12/09	482,000	481,948
ConocoPhillips†	A-1	1.30	02/06/09	500,000	499,349
Danaher Corp.	A-1	0.50	01/29/09	730,000	729,716
Danaher Corp.	A-1	1.25	01/16/09	1,564,000	1,563,185
Deere & Co.†	A-1	0.50	03/02/09	692,000	691,413
Eaton Corp.†	A-1	1.30	01/23/09	1,300,000	1,298,966
Eaton Corp.†	A-1	2.60	01/08/09	1,000,000	999,492
Ecolab, Inc.†	A-1	0.75	01/06/09	2,253,000	2,252,765
Eli Lilly & Co.†	A-1+	1.35	01/12/09	2,400,000	2,399,008
Estee Lauder Cos.†	A-1	1.10	02/12/09	500,000	499,394
GE Capital TLGP	A-1+	1.60	01/20/09	660,000	659,458
GE Capital TLGP	A-1+	1.65	01/16/09	1,745,000	1,743,798
Hershey Co.	A-1	1.10	01/06/09	418,000	417,936
Hershey Co.	A-1	1.15	01/12/09	1,327,000	1,326,533
Hershey Co.	A-1	1.15	01/20/09	501,000	500,807
Hewlett-Packard Co.†	A-1	2.10	01/02/09	2,452,000	2,451,856
Lowe's Cos., Inc.	A-1	0.35	03/16/09	2,372,000	2,370,270
Madison Gas & Electric	A-1+	0.20	01/30/09	1,700,000	1,699,726
Madison Gas & Electric	A-1+	0.95	01/09/09	500,000	499,894
Medtronic, Inc.†	A-1+	1.00	01/12/09	1,086,000	1,085,668
Medtronic, Inc.†	A-1+	1.25	02/06/09	1,300,000	1,298,502
National Rural Utilities	A-1	0.50	01/21/09	124,000	123,966
National Rural Utilities	A-1	0.55	02/20/09	880,000	879,328
National Rural Utilities	A-1	0.85	02/13/09	1,294,000	1,292,686
Nestle Capital Corp.†	A-1+	0.75	02/02/09	2,300,000	2,298,632
New Jersey Natural Gas	A-1	1.25	01/16/09	2,300,000	2,298,801
NSTAR Electric Co.	A-1	2.00	01/05/09	2,500,000	2,499,442
Pfizer, Inc.†	A-1+	0.80	02/02/09	2,300,000	2,298,398

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
Pitney Bowes, Inc.†	A-1	1.80%	01/05/09	$2,000,000	$1,999,599
Pitney Bowes, Inc.†	A-1	1.90	01/05/09	435,000	434,908
Procter & Gamble Co.†	A-1+	1.60	01/06/09	2,500,000	2,499,443
Rockwell Collins, Inc.†	A-1	0.60	01/26/09	255,000	254,894
Rockwell Collins, Inc.†	A-1	0.60	01/27/09	691,000	690,700
Rockwell Collins, Inc.†	A-1	1.15	01/08/09	603,000	602,865
Siemens Capital Co. LLC†	A-1+	0.10	03/13/09	600,000	599,880
Siemens Capital Co. LLC†	A-1+	0.30	01/13/09	500,000	499,950
Toyota Motor Credit Corp.	A-1+	1.05	02/24/09	100,000	99,842
Toyota Motor Credit Corp.	A-1+	2.10	02/02/09	1,000,000	998,170
Toyota Motor Credit Corp.	A-1+	2.10	02/06/09	1,301,000	1,298,288
Walgreen Co.†	A-1	1.20	01/08/09	2,500,000	2,499,416
Walt Disney Co.	A-1	1.05	02/17/09	1,091,000	1,089,917
Washington Gas Light Co.	A-1	1.10	01/21/09	500,000	499,703
Washington Gas Light Co.	A-1	1.65	01/06/09	1,900,000	1,899,563
Washington Post Co.†	A-1	0.15	01/23/09	670,000	669,939
					67,919,544
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $84,864,738) 100.0%					84,881,818
TOTAL INVESTMENTS (Cost: $84,864,738) 100.0%					84,881,818
OTHER NET ASSETS 0.0% (1)					28,930
NET ASSETS 100.0%					$84,910,748

Abbreviations:  FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $34,084,221, or 40.1% of the Fund's net assets.

(1)  Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $47,725,165 Equity Index Fund — $46,023,853 Mid-Cap Equity Index Fund — $45,174,436 Small Cap Value Fund — $3,942,885 Small Cap Growth Fund — $3,239,860 Bond Fund — $52,011,045 Money Market Fund — $84,864,738)	$36,250,184	$35,886,158	$31,863,813	$3,056,454
Cash	244,530	12	94	8,376
Interest and dividends receivable	73,355	73,479	44,726	6,813
Receivable for securities sold	12,682	—	367,354	—
Receivable for daily variation on futures contracts	8,925	47,600	76,700	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	36,589,676	36,007,249	32,352,687	3,071,643
LIABILITIES:
Payable for securities purchased	124,889	52,934	172,365	—
Shareholder redemptions payable	—	—	6,180	—
Accrued expenses	528	131	115	146
TOTAL LIABILITIES	125,417	53,065	178,660	146
NET ASSETS	$36,464,259	$35,954,184	$32,174,027	$3,071,497
SHARES OUTSTANDING (Note 4)	5,504,562	5,659,162	4,472,218	478,949
NET ASSET VALUE PER SHARE	$6.62	$6.35	$7.19	$6.41
COMPONENTS OF NET ASSETS:
Paid-in capital	$51,636,570	$47,884,398	$46,048,532	$4,689,451
Accumulated undistributed net investment income (loss)	383,613	486,034	—	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(4,078,956)	(2,267,953)	(621,657)	(731,523)
Net unrealized appreciation (depreciation) of investments and futures contracts	(11,476,968)	(10,148,295)	(13,252,848)	(886,431)
NET ASSETS	$36,464,259	$35,954,184	$32,174,027	$3,071,497

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $47,725,165 Equity Index Fund — $46,023,853 Mid-Cap Equity Index Fund — $45,174,436 Small Cap Value Fund — $3,942,885 Small Cap Growth Fund — $3,239,860 Bond Fund — $52,011,045 Money Market Fund — $84,864,738)	$2,692,376	$50,938,895	$84,881,818
Cash	4,258	4,860	2,495
Interest and dividends receivable	1,988	481,477	—
Receivable for securities sold	7,897	12,009	—
Receivable for daily variation on futures contracts	—	—	—
Shareholder subscriptions receivable	—	—	31,609
TOTAL ASSETS	2,706,519	51,437,241	84,915,922
LIABILITIES:
Payable for securities purchased	61,072	—	—
Shareholder redemptions payable	—	26,124	4,680
Accrued expenses	139	666	494
TOTAL LIABILITIES	61,211	26,790	5,174
NET ASSETS	$2,645,308	$51,410,451	$84,910,748
SHARES OUTSTANDING (Note 4)	399,873	5,531,665	8,062,304
NET ASSET VALUE PER SHARE	$6.62	$9.29	$10.53
COMPONENTS OF NET ASSETS:
Paid-in capital	$3,974,398	$53,983,303	$84,860,926
Accumulated undistributed net investment income (loss)	5	46,977	23,100
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(781,611)	(1,547,679)	9,642
Net unrealized appreciation (depreciation) of investments and futures contracts	(547,484)	(1,072,150)	17,080
NET ASSETS	$2,645,308	$51,410,451	$84,910,748

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2008

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$1,037,319	$1,014,739	$693,941	$70,461
Interest	43,470	43,861	39,144	5,879
Total investment income	1,080,789	1,058,600	733,085	76,340
EXPENSES (Note 2):
Investment advisory fees	242,749	57,688	54,530	30,633
Independent directors' fees and expenses	32,668	31,065	29,362	2,426
Custodian expenses	30,959	29,439	27,825	2,299
Accounting expenses	25,922	24,649	23,298	1,925
Transfer agent fees	31,128	29,600	27,977	2,312
Registration fees and expenses	19,903	18,926	17,888	1,478
Audit	18,315	17,416	16,461	1,360
Shareholder reports	9,434	8,971	8,479	701
Other	8,001	7,608	7,191	594
Total expenses before reimbursement	419,079	225,362	213,011	43,728
Expense reimbursement (Note 2)	(176,330)	(167,674)	(158,481)	(13,095)
Net Expenses	242,749	57,688	54,530	30,633
Net Investment Income (Note 1)	838,040	1,000,912	678,555	45,707
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and futures contracts:
Net realized gain (loss) on investments	(3,135,071)	(895,103)	1,629,541	(647,170)
Net realized gain (loss) on futures contracts	(676,131)	(974,344)	(1,180,744)	—
	(3,811,202)	(1,869,447)	448,797	(647,170)
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(17,469,912)	(19,291,375)	(19,230,364)	(492,157)
Net unrealized appreciation (depreciation) of futures contracts	(17,426)	(26,038)	51,775	—
	(17,487,338)	(19,317,413)	(19,178,589)	(492,157)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(21,298,540)	(21,186,860)	(18,729,792)	(1,139,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,460,500)	$(20,185,948)	$(18,051,237)	$(1,093,620)

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$24,621	$—	$—
Interest	4,082	2,734,899	2,465,476
Total investment income	28,703	2,734,899	2,465,476
EXPENSES (Note 2):
Investment advisory fees	27,671	231,843	193,529
Independent directors' fees and expenses	2,191	34,700	65,151
Custodian expenses	2,077	32,884	61,742
Accounting expenses	1,739	27,534	51,696
Transfer agent fees	2,088	33,064	62,079
Registration fees and expenses	1,335	21,141	39,693
Audit	1,229	19,454	36,525
Shareholder reports	633	10,021	18,815
Other	537	8,498	15,956
Total expenses before reimbursement	39,500	419,139	545,186
Expense reimbursement (Note 2)	(11,829)	(187,296)	(351,657)
Net Expenses	27,671	231,843	193,529
Net Investment Income (Note 1)	1,032	2,503,056	2,271,947
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and futures contracts:
Net realized gain (loss) on investments	(764,567)	97,251	67,166
Net realized gain (loss) on futures contracts	—	—	—
	(764,567)	97,251	67,166
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(505,212)	(964,041)	17,604
Net unrealized appreciation (depreciation) of futures contracts	—	—	—
	(505,212)	(964,041)	17,604
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(1,269,779)	(866,790)	84,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,268,747)	$1,636,266	$2,356,717

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	2008	2007	2008	2007	2008	2007	2008	2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$838,040	$1,032,379	$1,000,912	$1,592,219	$678,555	$862,747	$45,707	$23,116
Net realized gain (loss) on investments and futures contracts	(3,811,202)	4,739,713	(1,869,447)	4,464,910	448,797	4,412,974	(647,170)	(55,660)
Net unrealized appreciation (depreciation) of investments and futures contracts	(17,487,338)	(2,538,057)	(19,317,413)	(1,469,292)	(19,178,589)	(1,371,967)	(492,157)	(394,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,460,500)	3,234,035	(20,185,948)	4,587,837	(18,051,237)	3,903,754	(1,093,620)	(426,818)
DIVIDEND DISTRIBUTIONS (Note 6)
From net investment income	(411,091)	(987,356)	(503,408)	(1,505,349)	(365,017)	(816,244)	(43,666)	(23,128)
From capital gains	(30,792)	(5,096,765)	—	(3,660,939)	(1,424,167)	(4,966,540)	—	(35,129)
Total distributions	(441,883)	(6,084,121)	(503,408)	(5,166,288)	(1,789,184)	(5,782,784)	(43,666)	(58,257)
CAPITAL TRANSACTIONS:
Net proceeds from the sale of shares	88,321	3,843,731	2,827,602	4,391,550	634,383	4,337,476	130,000	4,472,480
Dividend reinvestments	439,207	6,078,230	493,052	5,092,554	1,778,182	5,782,784	43,666	58,256
Cost of shares redeemed	(1,053,913)	(17,440,370)	(1,281,680)	(32,227,475)	(900,770)	(7,594,882)	(10,544)	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(526,385)	(7,518,409)	2,038,974	(22,743,371)	1,511,795	2,525,378	163,122	4,530,736
NET INCREASE (DECREASE) IN NET ASSETS	(21,428,768)	(10,368,495)	(18,650,382)	(23,321,822)	(18,328,626)	646,348	(974,164)	4,045,661
NET ASSETS, BEGINNING OF PERIOD	57,893,027	68,261,522	54,604,566	77,926,388	50,502,653	49,856,305	4,045,661	—
NET ASSETS, END OF PERIOD	$36,464,259	$57,893,027	$35,954,184	$54,604,566	$32,174,027	$50,502,653	$3,071,497	$4,045,661
OTHER INFORMATION:
Shares outstanding at beginning of period	5,569,383	6,317,817	5,353,800	7,591,919	4,268,630	4,087,752	453,716	—
Shares issued	9,047	342,047	445,576	414,813	85,183	327,891	20,721	447,339
Shares issued as reinvestment of dividends	47,781	576,261	55,491	494,219	208,917	475,386	6,106	6,377
Shares redeemed	(121,649)	(1,666,742)	(195,705)	(3,147,151)	(90,512)	(622,399)	(1,594)	—
Net increase (decrease)	(64,821)	(748,434)	305,362	(2,238,119)	203,588	180,878	25,233	453,716
Shares outstanding at end of period	5,504,562	5,569,383	5,659,162	5,353,800	4,472,218	4,268,630	478,949	453,716

(a) For the period May 1, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	2008	2007(a)	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,032	$(4,496)	$2,503,056	$3,202,746	$2,271,947	$4,749,169
Net realized gain (loss) on investments and futures contracts	(764,567)	(6,221)	97,251	302,217	67,166	581
Net unrealized appreciation (depreciation) of investments and futures contracts	(505,212)	(42,272)	(964,041)	1,175,353	17,604	(524)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,268,747)	(52,989)	1,636,266	4,680,316	2,356,717	4,749,226
DIVIDEND DISTRIBUTIONS (Note 6)
From net investment income	(5,897)	(2,765)	(2,506,549)	(3,306,069)	(2,301,845)	(4,781,278)
From capital gains	—	(10,690)	—	—	(56,815)	—
Total distributions	(5,897)	(13,455)	(2,506,549)	(3,306,069)	(2,358,660)	(4,781,278)
CAPITAL TRANSACTIONS:
Net proceeds from the sale of shares	149,347	3,827,860	1,025,660	6,405,590	36,874,249	46,088,273
Dividend reinvestments	5,897	13,454	2,452,587	3,301,708	2,340,153	4,738,612
Cost of shares redeemed	(10,162)	—	(1,482,221)	(28,067,120)	(49,096,026)	(44,536,440)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	145,082	3,841,314	1,996,026	(18,359,822)	(9,881,624)	6,290,445
NET INCREASE (DECREASE) IN NET ASSETS	(1,129,562)	3,774,870	1,125,743	(16,985,575)	(9,883,567)	6,258,393
NET ASSETS, BEGINNING OF PERIOD	3,774,870	—	50,284,708	67,270,283	94,794,315	88,535,922
NET ASSETS, END OF PERIOD	$2,645,308	$3,774,870	$51,410,451	$50,284,708	$84,910,748	$94,794,315
OTHER INFORMATION:
Shares outstanding at beginning of period	378,489	—	5,317,959	7,256,566	8,986,668	8,398,777
Shares issued	21,911	377,151	106,815	681,119	3,473,833	4,316,214
Shares issued as reinvestment of dividends	891	1,338	263,002	354,325	221,985	448,691
Shares redeemed	(1,418)	—	(156,111)	(2,974,051)	(4,620,182)	(4,177,014)
Net increase (decrease)	21,384	378,489	213,706	(1,938,607)	(924,364)	587,891
Shares outstanding at end of period	399,873	378,489	5,531,665	5,317,959	8,062,304	8,986,668

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2008 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.39	$10.80	$9.75	$10.05	$9.40	$10.20	$10.26	$9.04	$8.78	$8.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.15	0.16	0.14	0.13	0.11	0.18	0.21	0.17	0.15	0.15
Net Gains or (Losses) on Securities Realized and Unrealized	(3.84)	0.34	1.36	0.24	0.65	(3.94)	0.39	1.22	0.26	0.71
Total From Investment Operations	(3.69)	0.50	1.50	0.37	0.76	(3.76)	0.60	1.39	0.41	0.86
Less: Dividend Distributions: From Net Investment Income	(0.07)	(0.15)	(0.14)	(0.13)	(0.11)	(0.09)	(0.19)	(0.17)	(0.15)	(0.15)
From Capital Gains	(0.01)	(0.76)	(0.31)	(0.54)	—	—	(0.47)	—	—	—
Total Distributions	(0.08)	(0.91)	(0.45)	(0.67)	(0.11)	(0.09)	(0.66)	(0.17)	(0.15)	(0.15)
Net Asset Value, End of Period	$6.62	$10.39	$10.80	$9.75	$10.05	$6.35	$10.20	$10.26	$9.04	$8.78
Total Return (%)(a)	(35.72)	4.62	15.56	3.75	8.17	(37.05)	5.74	15.61	4.79	10.68
Net Assets, End of Period ($ millions)	36.5	57.9	68.3	54.4	62.2	36.0	54.6	77.9	59.3	54.3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.73	1.43	1.43	1.18	1.17	2.17	1.95	1.90	1.76	1.89
Ratio of Expenses to Average Net Assets (%)	0.86	0.79	0.82	0.85	0.83	0.49	0.41	0.44	0.48	0.47
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.50	0.13	0.13	0.12	0.13	0.13
Portfolio Turnover Rate (%)(b)	28.08	28.36	27.29	47.43	50.30	4.62	4.44	3.21	4.41	2.18

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes less than $0.005 of tax-basis return of capital distributions.

(g)  Includes $0.01 of tax-basis return of capital distribution.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.83		$12.20	$12.32	$11.69	$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.16		0.20	0.20	0.15	0.12
Net Gains or (Losses) on Securities Realized and Unrealized	(4.38)		0.76	1.06	1.29	1.58
Total From Investment Operations	(4.22)		0.96	1.26	1.44	1.70
Less: Dividend Distributions: From Net Investment Income	(0.09	)(g)	(0.19)	(0.21)	(0.15)	(0.12)
From Capital Gains	(0.33)		(1.14)	(1.17)	(0.66)	(0.37)
Total Distributions	(0.42)		(1.33)	(1.38)	(0.81)	(0.49)
Net Asset Value, End of Period	$7.19		$11.83	$12.20	$12.32	$11.69
Total Return (%)(a)	(36.19)		7.80	10.32	12.47	16.29
Net Assets, End of Period ($ millions)	32.2		50.5	49.9	53.6	38.4
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.56		1.57	1.51	1.33	1.09
Ratio of Expenses to Average Net Assets (%)	0.49		0.41	0.44	0.46	0.53
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13		0.13	0.12	0.13	0.13
Portfolio Turnover Rate (%)(b)	17.47		22.53	26.07	18.85	15.82

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund				Small Cap Growth Fund				Bond Fund
	Year Ended December 31,		Period Ended December 31,		Year Ended December 31,		Period Ended December 31,		Years Ended December 31,
Selected Per Share and Supplementary Data:	2008		2007(c)		2008		2007(c)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.92		$10.00		$9.97		$10.00		$9.46	$9.27	$9.26	$9.46	$9.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.10		0.05		0.00		(0.01)		0.46	0.41	0.39	0.37	0.36
Net Realized and Unrealized Gains or (Losses) on Investments	(2.52)		(1.00)		(3.34)		0.02		(0.17)	0.20	(0.01)	(0.20)	(0.01)
Total From Investment Operations	(2.42)		(0.95)		(3.34)		0.01		0.29	0.61	0.38	0.17	0.35
Less: Dividend Distributions: From Net Investment Income	(0.09	)(g)	(0.05)		(0.01	)(h)	(0.01)		(0.46)	(0.42)	(0.37)	(0.37)	(0.36)
From Capital Gains	—		(0.08)		—		(0.03)		—	—	—	—	—
Total Distributions	(0.09)		(0.13)		(0.01)		(0.04)		(0.46)	(0.42)	(0.37)	(0.37)	(0.36)
Net Asset Value, End of Period	$6.41		$8.92		$6.62		$9.97		$9.29	$9.46	$9.27	$9.26	$9.46
Total Return (%)(a)	(27.13)		(9.52	)(e)	(33.52)		0.10	(e)	3.25	6.67	4.26	1.80	3.73
Net Assets, End of Period ($ millions)	3.1		4.0		2.6		3.8		51.4	50.3	67.3	60.7	54.9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.27		1.03	(d)	0.03		(0.22	)(d)	4.86	4.55	4.30	3.96	3.91
Ratio of Expenses to Average Net Assets (%)	1.21		1.29	(d)	1.21		1.30	(d)	0.81	0.74	0.77	0.80	0.79
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85		0.87	(d)	0.85		0.88	(d)	0.45	0.45	0.45	0.45	0.45
Portfolio Turnover Rate (%)(b)	58.20		60.85	(e)	93.02		68.66	(e)	8.03	26.15	16.83	13.44	41.77

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(g)  Includes $0.01 of tax-basis return of capital distributions.

(h)  Represents tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.55	$10.54	$10.54	$10.52	$10.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.25	0.53	0.51	0.32	0.13
Net Realized and Unrealized Gains or (Losses) on Investments	—	—	—	—	—
Total From Investment Operations	0.25	0.53	0.51	0.32	0.13
Less: Dividend Distributions: From Net Investment Income	(0.26)	(0.52)	(0.51)	(0.30)	(0.13)
From Capital Gains	(0.01)	—	—	—	—
Total Distributions	(0.27)	(0.52)	(0.51)	(0.30)	(0.13)
Net Asset Value, End of Period	$10.53	$10.55	$10.54	$10.54	$10.52
Total Return (%)(a)	2.46	5.12	4.91	3.06	1.18
Net Assets, End of Period ($ millions)	84.9	94.8	88.5	76.0	54.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.35	4.99	4.82	3.07	1.16
Ratio of Expenses to Average Net Assets (%)	0.56	0.48	0.52	0.55	0.53
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.20	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2008 it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Fair Value — Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. However, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$35,200,701	$943,281	$106,202	$36,250,184
Equity Index Fund	$32,372,065	$3,514,093	—	$35,886,158
Mid-Cap Equity Index Fund	$28,498,971	$3,364,842	—	$31,863,813
Small Cap Value Fund	$2,922,454	$100,000	$34,000	$3,056,454
Small Cap Growth Fund	$2,592,376	$100,000	—	$2,692,376
Bond Fund	—	$50,938,895	—	$50,938,895
Money Market Fund	—	$84,881,818	—	$84,881,818
Other Financial Instruments:*
All America Fund	$(1,988)	—	—	$(1,988)
Equity Index Fund	$(10,600)	—	—	$(10,600)
Mid-Cap Equity Index Fund	$57,775	—	—	$57,775

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Year Ended December 31, 2008
	Balance December 31, 2007	Unrealized Gains (Losses)(a)	Transfer In/(Out) of Level 3	Balance December 31, 2008
All America Fund	$219,049	$(86,943)	$(25,904)	$106,202
Small Cap Value Fund	$34,000	$0		$34,000

(a)  Unrealized gains and losses on Level 3 securities are included in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the market on which the security is principally traded but before the Funds calculate their net asset value, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of December 31, 2008, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2005 through 2008 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service.

At December 31, 2008, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted. In addition, the All America, Equity Index, Mid-Cap Equity Index, Small-Cap Value and Small Cap Growth generated a post-October 2008 net capital loss of $870,230, $214,932, $242,434, $88,082, $283,603, which if unused will expire on December 31, 2017.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2009	$0	$0	$0	$0
2010	0	0	0	0
2011	0	0	0	0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	2,830,801	1,668,092	0	606,778
Total	$2,830,801	$1,668,092	$0	$606,778
Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2009	$0	$0	$0
2010	0	0	0
2011	0	1,333,617	0
2012	0	0	0
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
2016	495,446	0	0
Total	$495,446	$1,547,678	$0

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund, .125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2009 and continues into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2008 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$14,599,268	$2,611,849	$7,274,921	$2,349,798
Proceeds from sales of investments	$13,100,280	$2,030,774	$9,921,647	$1,922,498
	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,230,497	$3,087,447	$—
Proceeds from sales of investments	$2,820,522	$4,059,118	$—

The cost of investment purchases and proceeds from sales of U.S.Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment Purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—
	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment Purchases	$—	$2,995,884	$—
Proceeds from sales of investments	$—	$—	$—

For the Money Market Fund, the cost of short-term securities purchased was $1,054,391,649; net proceeds from sales were $1,066,727,318.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2008 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,181,128	$3,394,293	$1,448,642	$128,942
Unrealized Depreciation	(15,036,022)	(13,927,514)	(15,080,713)	(1,052,036)
Net	$(11,854,894)	$(10,533,221)	$(13,632,071)	$(923,094)
Tax Cost of Investments	$48,105,078	$46,419,379	$45,495,884	$3,979,548
	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$98,447	$1,605,709	$17,115
Unrealized Depreciation	(648,487)	(2,677,859)	(35)
Net	$(550,040)	$(1,072,150)	$17,080
Tax Cost of Investments	$3,242,416	$52,011,045	$84,864,738

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

New Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"), which is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires entities that utilize derivative instruments to provide qualitative disclosures about their objectives and strategies for using such instruments, as well as any details of credit-risk-related contingent features contained within derivatives. SFAS 161 also requires entities to disclose additional information about the amounts and location of derivatives located within the financial statements and the impact that hedges have on an entity's financial position, financial performance, and cash flows. Management is currently evaluating the impact of SFAS 161 on the disclosures about its use of derivatives.

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2008, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2008, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	42%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	72%
Small Cap Value Fund	43%
Small Cap Growth	50%
Bond Fund	16%
Money Market Fund	2%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2008 were as follows:

All America Fund: three shareholders owning 23%, 19% and 9%, respectively.

Equity Index Fund: three shareholders owning 51%, 22% and 9%, respectively.

Mid-Cap Equity Index Fund: one shareholder owning 20%.

Small Cap Value Fund: one shareholder owning 44%.

Small Cap Growth Fund: two shareholders owning 37% and 5%, respectively.

Bond Fund: one shareholder owning 72%.

Money Market Fund: two shareholders owning 8% and 6%, respectively.

6.  DIVIDENDS

On December 31, 2008, dividend distributions were declared and paid for each of the Funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2007 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 27, 2008. Finally, on June 30, 2008, dividend distributions were declared and paid for each of the Funds from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2008

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

and 2007 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2008 and 2007 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2008	$441,883	$503,408	$645,993	$40,854
2007	$1,665,137	$1,846,914	$1,084,033	$58,257
Long-term capital gains (b)
2008	$0	$0	$1,115,889	$0
2007	$4,418,985	$3,319,374	$4,698,751	$0
Return of Capital
2008	$0	$0	$27,302	$2,812
2007	$0	$0	$0	$0

	Small Cap Growth Fund	BondFund	Money Market Fund
Ordinary income (a)
2008	$—	$2,506,549	$2,358,660
2007	$13,330	$3,306,069	$4,781,278
Long-term capital gains (b)
2008	$0	$0	$0
2007	$125	$0	$0
Return of Capital
2008	$5,897	$0	$0
2007	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of December 31, 2008, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$383,613	$486,034	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(3,701,030)	$(1,883,024)	$(242,434)	$(694,860)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(11,854,894)	$(10,533,221)	$(13,632,071)	$(923,094)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$46,977	$32,742
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(779,050)	$(1,547,679)	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$(550,040)	$(1,072,150)	$17,080

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2008, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(43,336)	$(11,470)	$(313,708)	$(2,040)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	43,313	11,950	341,010	4,852
Paid in capital	$23	$(480)	$(27,302)	$(2,812)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$4,869	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	7,129	0	0
Paid in capital	$(11,998)	$0	$0

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprising of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the "Funds")), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Fund, Inc., as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 27, 2009

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
George E. Barker, age 76	since February 2008	Executive Vice-President, International Development, American Cancer Society, 2001-2005	Trustee, U.S. Army War College Foundation; Trustee, Col. John Warren Pershing Estate Foundation

Carolyn N. Dolan, age 61	since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC, 2004 to present; prior thereto, Senior Vice-President and Senior Managing Director, OFFIT Investment Group, Wachovia Bank, 2002-2004	Trustee, Fordham University

John T. Sharkey, age 72	since 1996	Chairman & CEO, Kane, Saunders & Smart (consulting), March 2000 to present	Michael Smurfit Graduate School of Business (Dublin, Ireland)

John Silber age 82	since 1996	Professor & President Emeritus Boston University	None

Patrick J. Waide, Jr. age 71	since 1996		John Simon Guggenheim Memorial Foundation; National Catholic Reporter; Mutual of America Investment Corporation

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer age 48	since September 2003	Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Capital Management Corporation	Mutual of America Holding Company, Inc.

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick A. Burns Senior Executive Vice President and General Counsel, age 62	since 1994	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

George Medlin Executive Vice President, Chief Financial Officer and Treasurer, age 56	since February 2008	Executive Vice President and Treasurer, Mutual of America since December 2007; prior thereto, Executive Vice President, Internal Audit, Mutual of America	Director and Board Treasurer, Nassau County Coalition Against Domestic Violence

Thomas L. Martin Executive Vice President and Secretary, age 59	since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America since November 2008; prior thereto, Senior Vice President and Associate General Counsel	None

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2008. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Annual Shareholder Meeting

On May 5, 2008, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. Total votes cast for the vote were 10,789,523 or 35.26% of the outstanding shares. The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
George E. Barker	10,720,980	99.36%	68,543	0.64%
Carolyn N. Dolan	10,720,980	99.36%	68,543	0.64%
John R. Greed	10,720,980	99.36%	68,543	0.64%
John T. Sharkey	10,720,980	99.36%	68,543	0.64%
John Silber	10,720,980	99.36%	68,543	0.64%
Patrick J. Waide, Jr.	10,720,980	99.36%	68,543	0.64%

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

With the exception of the Bond Fund and Money Market Fund (whose dividend distributions do not qualify for the corporate dividends received deduction), and the All America, Equity Index, and the Mid-Cap Equity Index Fund (of which 97.9%, 99.9%, and 86%, respectively, of the Fund's ordinary income qualified for the corporate dividends received deduction), 100% of each of the remaining Fund's ordinary income dividend qualifies for the corporate dividends received deduction. These percentages also represent the portion of each Fund's dividend distribution that qualified as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003 and, therefore, may be subject to a maximum rate of 15% for the fiscal year ended December 31, 2008.

In 2008, the Mid-Cap Equity Index Fund designated $1,115,889 as long-term capital gains dividends for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)

The audit committee financial expert is Patrick J. Waide, Jr. He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999. Mr. Waide is considered an independent director.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2008: $110,760

2007: $109,933

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.	548	27,548
AK Steel Hldg. Corp.	290	2,703
Alcoa, Inc.	2,078	23,398
Allegheny Technologies, Inc.	250	6,383
Ball Corp.	250	10,398
Bemis Co., Inc.	257	6,086
CF Industries Hldgs., Inc.	144	7,079
Dow Chemical Co.	2,399	36,201
Du Pont (E.I.) de Nemours & Co.	2,343	59,278
Eastman Chemical Co.	188	5,961
Ecolab, Inc.	435	15,290
Freeport-McMoRan Copper & Gold, Inc.	981	23,976
Int’l. Flavors & Fragrances, Inc.	205	6,093
International Paper Co.	1,105	13,039
MeadWestvaco Corp.	442	4,946
Monsanto Co.	1,422	100,038
Newmont Mining Corp.	1,181	48,067
Nucor Corp.	818	37,792
Owens-Illinois, Inc.*	428	11,697
Pactiv Corp.*	340	8,459
PPG Industries, Inc.	423	17,948
Praxair, Inc.	801	47,547
Rohm & Haas Co.	323	19,958
Sealed Air Corp.	409	6,110
Sigma-Aldrich Corp.	326	13,770
Titanium Metals Corp.	220	1,938
United States Steel Corp.	304	11,309
Vulcan Materials Co.	286	19,900
Weyerhaeuser Co.	546	16,713
		609,625
CONSUMER, CYCLICAL (4.7%)
Abercrombie & Fitch Co. Cl A	224	5,168
Amazon.com, Inc.*	835	42,819
Apollo Group, Inc. Cl A*	275	21,071
AutoNation, Inc.*	279	2,757
AutoZone, Inc.*	99	13,808
Bed Bath & Beyond, Inc.*	675	17,159
Best Buy Co., Inc.	873	24,540
Big Lots, Inc.*	216	3,130
Black & Decker Corp.	158	6,606
Carnival Corp.	1,130	27,482
CBS Corp. Cl B	1,765	14,455
Centex Corp.	319	3,394

Coach, Inc.*	849	17,634
Comcast Corp. Cl A	7,478	126,229
D.R. Horton, Inc.	712	5,034
Darden Restaurants, Inc.	362	10,201
DIRECTV Group, Inc.*	1,418	32,486
Disney (Walt) Co.	4,806	109,048
Eastman Kodak Co.	697	4,586
Expedia, Inc.*	541	4,458
Family Dollar Stores, Inc.	364	9,489
Ford Motor Co.*	6,203	14,205
Fortune Brands, Inc.	388	16,017
GameStop Corp. Cl A*	422	9,141
Gannett Co., Inc.	590	4,720
Gap, Inc.	1,214	16,255
General Motors Corp.	1,585	5,072
Genuine Parts Co.	414	15,674
Goodyear Tire & Rubber Co.*	623	3,719
H&R Block, Inc.	880	19,994
Harley-Davidson, Inc.	608	10,318
Harman Int’l. Industries, Inc.	151	2,526
Hasbro, Inc.	325	9,480
Home Depot, Inc.	4,402	101,334
International Game Technology	765	9,096
Interpublic Group of Cos., Inc.*	1,232	4,879
Johnson Controls, Inc.	1,543	28,021
Jones Apparel Group, Inc.	216	1,266
KB Home	195	2,656
Kohl’s Corp.*	787	28,489
Leggett & Platt, Inc.	406	6,167
Lennar Corp. Cl A	366	3,173
Limited Brands, Inc.	703	7,058
Lowe’s Cos., Inc.	3,806	81,905
Macy’s, Inc	1,087	11,250
Marriott International, Inc. Cl A	764	14,860
Mattel, Inc.	934	14,944
McDonald’s Corp.	2,894	179,978
McGraw-Hill Cos., Inc.	817	18,946
Meredith Corp.	95	1,626
New York Times Co. Cl A	301	2,206
Newell Rubbermaid, Inc.	716	7,002
News Corp. Cl A	5,972	54,285
NIKE, Inc. Cl B	1,014	51,714
Nordstrom, Inc.	412	5,484
Office Depot, Inc.*	711	2,119
Omnicom Group, Inc.	807	21,724
Penney (J.C.) Co., Inc.	574	11,308
Polo Ralph Lauren Corp.	151	6,857
Pulte Homes, Inc.	552	6,033

RadioShack Corp.	325	3,881
Scripps Networks Interactive, Inc. Cl A	231	5,082
Sears Hldgs. Corp.*	147	5,714
Sherwin-Williams Co.	251	14,997
Snap-On, Inc.	148	5,828
Stanley Works	202	6,888
Staples, Inc.	1,852	33,188
Starbucks Corp.*	1,910	18,069
Starwood Hotels & Resorts Worldwide, Inc.	475	8,503
Target Corp.	1,951	67,368
Tiffany & Co.	321	7,585
Time Warner, Inc.	9,315	93,709
TJX Cos., Inc.	1,084	22,298
V.F. Corp.	228	12,488
Viacom, Inc. Cl B*	1,593	30,363
Washington Post Co. Cl B	15	5,854
Whirlpool Corp.	192	7,939
Wyndham Worldwide Corp.	459	3,006
Wynn Resorts Ltd.*	163	6,888
Yum! Brands, Inc.	1,201	37,832
		1,710,535
CONSUMER, NON-CYCLICAL (7.2%)
Altria Group, Inc.	5,350	80,571
Archer-Daniels-Midland Co.	1,666	48,031
Avon Products, Inc.	1,107	26,601
Brown-Forman Corp. Cl B	253	13,027
Campbell Soup Co.	534	16,025
Clorox Co.	360	20,002
Coca-Cola Co.	5,166	233,865
Coca-Cola Enterprises, Inc.	820	9,865
Colgate-Palmolive Co.	1,308	89,650
ConAgra Foods, Inc.	1,161	19,157
Constellation Brands, Inc. Cl A*	501	7,901
Costco Wholesale Corp.	1,124	59,010
CVS Caremark Corp.	3,729	107,171
Dean Foods Co.*	400	7,188
Dr. Pepper Snapple Group, Inc.*	659	10,709
Estee Lauder Cos., Inc. Cl A	296	9,164
General Mills, Inc.	869	52,792
Heinz (H.J.) Co.	816	30,682
Hershey Co.	432	15,008
J.M. Smucker Co.	307	13,312
Kellogg Co.	654	28,678
Kimberly-Clark Corp.	1,073	56,590
Kraft Foods, Inc. Cl A	3,815	102,433
Kroger Co.	1,693	44,712
Lorillard, Inc.	436	24,569
McCormick & Co., Inc.	333	10,609

Molson Coors Brewing Co. Cl B	389	19,030
Pepsi Bottling Group, Inc.	353	7,946
PepsiCo, Inc.	4,033	220,887
Philip Morris Int’l., Inc.	5,253	228,558
Proctor & Gamble Co.	7,753	479,295
Reynolds American, Inc.	435	17,535
Safeway, Inc.	1,113	26,456
Sara Lee Corp.	1,836	17,974
Supervalu, Inc.	548	8,001
Sysco Corp.	1,556	35,695
Tyson Foods, Inc. Cl A	784	6,868
UST, Inc.	385	26,711
Wal-Mart Stores, Inc.	5,806	325,484
Walgreen Co.	2,570	63,402
Whole Foods Market, Inc.	364	3,436
		2,624,600
ENERGY (7.4%)
Anadarko Petroleum Corp.	1,192	45,952
Apache Corp.	865	64,468
Baker Hughes, Inc.	794	25,464
BJ Services Co.	761	8,881
Cabot Oil & Gas Corp.	267	6,942
Cameron International Corp.*	570	11,685
Chesapeake Energy Corp.	1,404	22,703
Chevron Corp.	5,276	390,268
ConocoPhillips	3,871	200,518
Consol Energy, Inc.	474	13,547
Devon Energy Corp.	1,142	75,041
El Paso Corp.	1,821	14,258
ENSCO International, Inc.	366	10,391
EOG Resources, Inc.	643	42,811
Exxon Mobil Corp.	13,208	1,054,400
Halliburton Co.	2,321	42,196
Hess Corp.	732	39,264
Marathon Oil Corp.	1,832	50,124
Massey Energy Co.	219	3,020
Murphy Oil Corp.	495	21,953
Nabors Industries Ltd.*	739	8,846
National Oilwell Varco, Inc.*	1,079	26,371
Noble Corp.	685	15,132
Noble Energy, Inc.	449	22,100
Occidental Petroleum Corp.	2,103	126,159
Peabody Energy Corp.	692	15,743
Pioneer Natural Resources Co.	306	4,951
Range Resources Corp.	401	13,790
Rowan Cos., Inc.	292	4,643
Schlumberger Ltd.	3,102	131,308
Smith International, Inc.	568	13,002

Southwestern Energy Co.*	887	25,696
Spectra Energy Corp.	1,591	25,042
Sunoco, Inc.	304	13,212
Tesoro Corp.	357	4,702
Valero Energy Corp.	1,340	28,998
Weatherford Int’l. Ltd.*	1,769	19,141
Williams Cos., Inc.	1,503	21,763
XTO Energy, Inc.	1,498	52,834
		2,717,319
FINANCIAL (7.4%)
Aflac, Inc.	1,210	55,466
Allstate Corp.	1,392	45,602
American Capital Strategies Ltd.	535	1,733
American Express Co.	3,012	55,873
American Int’l. Group, Inc.	6,982	10,962
Ameriprise Financial, Inc.	561	13,105
Aon Corp.	701	32,022
Apartment Investment & Co. Cl A	263	3,038
Assurant, Inc.	307	9,210
AvalonBay Communities, Inc.	201	12,177
Bank of America Corp.	13,029	183,448
Bank of New York Mellon Corp.	2,980	84,423
BB&T Corp.	1,435	39,405
Boston Properties, Inc.	311	17,105
Capital One Financial Corp.	1,017	32,432
CB Richard Ellis Group, Inc. Cl A*	579	2,501
Charles Schwab Corp.	2,430	39,293
Chubb Corp.	924	47,124
Cincinnati Financial Corp.	420	12,209
CIT Group, Inc.	741	3,364
Citigroup, Inc.	14,150	94,946
CME Group, Inc.	173	36,003
Comerica, Inc.	389	7,722
Developers Diversified Realty Corp.	308	1,503
Discover Financial Svcs.	1,241	11,827
E*Trade Financial Corp.*	1,461	1,680
Equity Residential	701	20,904
Federated Investors, Inc. Cl B	230	3,901
Fifth Third Bancorp	1,499	12,382
First Horizon National Corp.	531	5,608
Franklin Resources, Inc.	394	25,129
Genworth Financial, Inc. Cl A	1,120	3,170
Goldman Sachs Group, Inc.	1,148	96,880
Hartford Financial Svcs. Group, Inc.	779	12,791
HCP, Inc.	651	18,078
Host Hotels & Resorts, Inc.	1,357	10,272
Hudson City Bancorp, Inc.	1,353	21,594
Huntington Bancshares, Inc.	947	7,254

IntercontinentalExchange, Inc.*	188	15,499
Invesco Ltd.	1,000	14,440
Janus Capital Group, Inc.	413	3,316
JPMorgan Chase & Co.	9,691	305,557
KeyCorp	1,285	10,948
Kimco Realty Corp.	595	10,877
Legg Mason, Inc.	369	8,085
Leucadia National Corp.*	460	9,108
Lincoln National Corp.	664	12,510
Loews Corp.	936	26,442
M&T Bank Corp.	201	11,539
Marsh & McLennan Cos., Inc.	1,335	32,400
Marshall & Ilsley Corp.	671	9,152
MBIA, Inc.*	489	1,990
Merrill Lynch & Co., Inc.	4,158	48,399
MetLife, Inc.	2,061	71,846
Moody’s Corp.	504	10,125
Morgan Stanley	2,758	44,238
Nasdaq OMX Group, Inc.*	353	8,723
National City Corp.	5,287	9,569
Northern Trust Corp.	579	30,189
NYSE Euronext	688	18,837
People’s United Financial, Inc.	903	16,100
Plum Creek Timber Co., Inc.	433	15,042
PNC Financial Svcs. Grp., Inc.	904	44,296
Principal Financial Grp., Inc.	670	15,122
Progressive Corp.	1,754	25,977
ProLogis	690	9,584
Prudential Financial, Inc.	1,104	33,407
Public Storage	324	25,758
Regions Financial Corp.	1,796	14,296
Simon Property Group, Inc.	582	30,922
SLM Corp.*	1,208	10,751
Sovereign Bancorp, Inc.*	1,414	4,214
State Street Corp.	1,122	44,128
SunTrust Banks, Inc.	914	27,000
T. Rowe Price Group, Inc.	669	23,709
Torchmark Corp.	221	9,879
Travelers Cos., Inc.	1,518	68,614
U.S. Bancorp	4,556	113,946
Unum Group	860	15,996
Vornado Realty Trust	354	21,364
Wachovia Corp.	5,611	31,085
Wells Fargo & Co.	9,840	290,083
XL Capital Ltd. Cl A	859	3,178
Zions Bancorporation	296	7,255
		2,707,631

HEALTHCARE (8.3%)
Abbott Laboratories	4,029	215,028
Aetna, Inc.	1,197	34,115
Allergan, Inc.	794	32,014
AmerisourceBergen Corp.	408	14,549
Amgen, Inc.*	2,751	158,870
Bard (C.R.), Inc.	256	21,571
Baxter International, Inc.	1,610	86,280
Becton, Dickinson & Co.	630	43,086
Biogen Idec, Inc.*	758	36,104
Boston Scientific Corp.*	3,899	30,178
Bristol-Myers Squibb Co.	5,140	119,505
Cardinal Health, Inc.	929	32,023
Celgene Corp.*	1,190	65,783
Cephalon, Inc.*	178	13,713
CIGNA Corp.	711	11,980
Coventry Health Care, Inc.*	383	5,699
Covidien Ltd.	1,308	47,402
DaVita, Inc.*	268	13,285
Dentsply International, Inc.	387	10,929
Express Scripts, Inc.*	638	35,077
Forest Laboratories, Inc.*	787	20,045
Genzyme Corp.*	702	46,592
Gilead Sciences, Inc.*	2,389	122,173
Hospira, Inc.*	412	11,050
Humana, Inc.*	435	16,217
IMS Health, Inc.	472	7,156
Intuitive Surgical, Inc.*	99	12,572
Johnson & Johnson	7,204	431,020
King Pharmaceuticals, Inc.*	637	6,765
Laboratory Corp. of America Hldgs.*	280	18,035
Life Technologies Corp.*	448	10,443
Lilly (Eli) & Co.	2,598	104,621
McKesson Corp.	713	27,614
Medco Health Solutions, Inc.*	1,293	54,190
Medtronic, Inc.	2,904	91,244
Merck & Co., Inc.	5,490	166,896
Millipore Corp.*	140	7,213
Mylan, Inc.*	787	7,783
Patterson Cos., Inc.*	235	4,406
PerkinElmer, Inc.	309	4,298
Pfizer, Inc.	17,509	310,084
Quest Diagnostics, Inc.	409	21,231
Schering-Plough Corp.	4,221	71,884
St. Jude Medical, Inc.*	894	29,466
Stryker Corp.	629	25,129
Tenet Healthcare Corp.*	1,078	1,240
Thermo Fisher Scientific, Inc.*	1,091	37,170
UnitedHealth Group, Inc.	3,136	83,418

Varian Medical Systems, Inc.*	325	11,388
Waters Corp.*	256	9,382
Watson Pharmaceuticals, Inc.*	272	7,227
WellPoint, Inc.*	1,322	55,696
Wyeth	3,457	129,672
Zimmer Hldgs., Inc.*	582	23,524
		3,014,035
INDUSTRIAL (6.2%)
3M Co.	1,799	103,514
Avery Dennison Corp.	276	9,033
Boeing Co.	1,903	81,201
Burlington Northern Santa Fe Corp.	730	55,268
C.H. Robinson Worldwide, Inc.	440	24,213
Caterpillar, Inc.	1,566	69,953
Cintas Corp.	341	7,921
Cooper Industries Ltd. Cl A	446	13,037
CSX Corp.	1,024	33,249
Cummins, Inc.	526	14,060
Danaher Corp.	659	37,306
Deere & Co.	1,104	42,305
Donnelley (R.R.) & Sons Co.	532	7,225
Dover Corp.	483	15,900
Dun & Bradstreet Corp.	138	10,654
Eaton Corp.	428	21,276
Emerson Electric Co.	1,992	72,927
Equifax, Inc.	328	8,699
Expeditors Int’l. of Washington, Inc.	551	18,332
Fastenal Co.	332	11,570
FedEx Corp.	805	51,641
Flowserve Corp.	147	7,571
Fluor Corp.	471	21,134
General Dynamics Corp.	1,012	58,281
General Electric Co.	27,273	441,827
Goodrich Corp.	323	11,957
Grainger (W.W.), Inc.	169	13,324
Honeywell International, Inc.	1,886	61,917
Illinois Tool Works, Inc.	1,022	35,821
Ingersoll-Rand Co. Ltd. Cl A	824	14,296
ITT Corp.	467	21,477
Jacobs Engineering Group, Inc.*	317	15,248
L-3 Communications Hldgs., Inc.	314	23,167
Lockheed Martin Corp.	862	72,477
Manitowoc Co., Inc.	337	2,918
Masco Corp.	931	10,362
Monster Worldwide, Inc.*	321	3,881
Norfolk Southern Corp.	966	45,450
Northrop Grumman Corp.	849	38,239
PACCAR, Inc.	939	26,855

Pall Corp.	309	8,785
Parker Hannifin Corp.	418	17,782
Pitney Bowes, Inc.	535	13,632
Precision Castparts Corp.	360	21,413
Raytheon Co.	1,076	54,919
Republic Services, Inc.	834	20,675
Robert Half Int’l., Inc.	403	8,390
Rockwell Automation, Inc.	367	11,832
Rockwell Collins, Inc.	416	16,261
Ryder System, Inc.	148	5,739
Southwest Airlines Co.	1,921	16,559
Stericycle, Inc.*	218	11,353
Textron, Inc.	626	8,683
Tyco International Ltd.	1,228	26,525
Union Pacific Corp.	1,316	62,905
United Parcel Service, Inc. Cl B	2,584	142,533
United Technologies Corp.	2,468	132,285
Waste Management, Inc.	1,274	42,220
		2,257,977
TECHNOLOGY (8.6%)
Adobe Systems, Inc.*	1,379	29,359
Advanced Micro Devices, Inc.*	1,580	3,413
Affiliated Computer Svcs., Inc. Cl A*	251	11,533
Agilent Technologies, Inc.*	909	14,208
Akamai Technologies, Inc.*	434	6,549
Altera Corp.	774	12,934
Amphenol Corp. Cl A	456	10,935
Analog Devices, Inc.	751	14,284
Apple, Inc.*	2,308	196,988
Applied Materials, Inc.	3,484	35,293
Autodesk, Inc.*	588	11,554
Automatic Data Processing, Inc.	1,316	51,771
BMC Software, Inc.*	487	13,105
Broadcom Corp. Cl A*	1,153	19,566
CA, Inc.	1,021	18,919
Ciena Corp.*	234	1,568
Cisco Systems, Inc.*	15,203	247,809
Citrix Systems, Inc.*	472	11,125
Cognizant Technology Solutions Inc. Cl A*	754	13,617
Computer Sciences Corp.*	393	13,810
Compuware Corp.*	640	4,320
Convergys Corp.*	317	2,032
Corning, Inc.	4,036	38,463
Dell, Inc.*	4,493	46,008
eBay, Inc.*	2,785	38,879
Electronic Arts, Inc.*	828	13,281
EMC Corp.*	5,299	55,481
Fidelity Nat’l. Information Svcs., Inc.	491	7,989

Fiserv, Inc.*	416	15,130
FLIR Systems, Inc.*	345	10,585
Google, Inc.*	618	190,128
Harris Corp.	347	13,203
Hewlett-Packard Co.	6,359	230,768
Int’l. Business Machines Corp.	3,488	293,550
Intel Corp.	14,442	211,720
Intuit, Inc.*	833	19,817
Jabil Circuit, Inc.	543	3,665
JDS Uniphase Corp.*	571	2,084
Juniper Networks, Inc.*	1,371	24,006
KLA-Tencor Corp.	443	9,653
Lexmark International, Inc. Cl A*	204	5,488
Linear Technology Corp.	573	12,675
LSI Corp.*	1,675	5,511
MasterCard, Inc. Cl A	187	26,728
McAfee, Inc.*	389	13,448
MEMC Electronic Materials, Inc.*	584	8,340
Microchip Technology, Inc.	475	9,277
Micron Technology, Inc.*	1,983	5,235
Microsoft Corp.	19,864	386,161
Molex, Inc.	369	5,347
Motorola, Inc.	5,885	26,071
National Semiconductor Corp.	504	5,075
NetApp, Inc.*	857	11,972
Novell, Inc.*	893	3,474
Novellus Systems, Inc.*	258	3,184
Nvidia Corp.*	1,395	11,258
Oracle Corp.*	10,172	180,350
Paychex, Inc.	831	21,839
QLogic Corp.*	332	4,462
QUALCOMM, Inc.	4,299	154,033
salesforce.com, inc.*	269	8,611
SanDisk Corp.*	582	5,587
Sun Microsystems, Inc.*	1,918	7,327
Symantec Corp.*	2,169	29,325
Tellabs, Inc.*	1,028	4,235
Teradata Corp.*	460	6,822
Teradyne, Inc.*	437	1,844
Texas Instruments, Inc.	3,366	52,240
Total System Services, Inc.	512	7,168
Tyco Electronics	1,188	19,258
VeriSign, Inc.*	502	9,578
Western Union Co.	1,858	26,644
Xerox Corp.	2,248	17,917
Xilinx, Inc.	715	12,741
Yahoo!, Inc.*	3,603	43,957
		3,122,284

TELECOMMUNICATIONS (2.0%)
American Tower Corp. Cl A*	1,030	30,200
AT&T, Inc.	15,302	436,112
CenturyTel, Inc.	265	7,242
Embarq Corp.	368	13,233
Frontier Communications Corp.	808	7,062
Qwest Communications Int’l., Inc.	3,804	13,847
Sprint Nextel Corp.*	7,418	13,575
Verizon Communications, Inc.	7,376	250,046
Windstream Corp.	1,137	10,460
		781,777
UTILITIES (2.4%)
AES Corp.*	1,747	14,395
Allegheny Energy, Inc.	435	14,729
Ameren Corp.	549	18,260
American Electric Power Co., Inc.	1,048	34,877
CenterPoint Energy, Inc.	894	11,282
CMS Energy Corp.	587	5,935
Consolidated Edison, Inc.	706	27,485
Constellation Energy Group, Inc.	458	11,491
Dominion Resources, Inc.	1,509	54,083
DTE Energy Co.	418	14,910
Duke Energy Corp.	3,285	49,308
Dynegy, Inc. Cl A*	1,313	2,626
Edison International	846	27,174
Entergy Corp.	491	40,817
Equitable Resources, Inc.	338	11,340
Exelon Corp.	1,708	94,982
FirstEnergy Corp.	788	38,281
FPL Group, Inc.	1,056	53,148
Integrys Energy Group, Inc.	193	8,295
Nicor, Inc.	115	3,995
NiSource, Inc.	709	7,778
Pepco Hldgs., Inc.	561	9,963
PG&E Corp.	937	36,271
Pinnacle West Capital Corp.	257	8,257
PPL Corp.	974	29,892
Progress Energy, Inc.	683	27,218
Public Svc. Enterprise Group, Inc.	1,310	38,213
Questar Corp.	450	14,711
SCANA Corp.	310	11,036
Sempra Energy	633	26,985
Southern Co.	2,011	74,407
TECO Energy, Inc.	550	6,793
Wisconsin Energy Corp.	304	12,762
Xcel Energy, Inc.	1,166	21,629
		863,328
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,892,612) 55.9%		20,409,111

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	100,000	99,990
U.S. Treasury Bill (1)	AAA	1.07	01/02/09	300,000	299,991
					399,981
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $399,988) 1.1%					399,981

TOTAL INDEXED ASSETS (Cost: $28,292,600) 57.0%					20,809,092

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Ball Corp.	1,101	45,791
Crown Hldgs., Inc.*	8,115	155,808
Cytec Industries, Inc.	1,733	36,774
Dow Chemical Co.	2,255	34,028
Freeport-McMoRan Copper & Gold, Inc.	771	18,843
Horsehead Hldg. Corp.*	3,093	14,537
Louisiana-Pacific Corp.	5,701	8,894
Monsanto Co.	884	62,189
Royal Gold, Inc.	1,353	66,581
Silgan Hldgs., Inc.	2,544	121,629
Taseko Mines Ltd.*	13,653	7,782
		572,856

CONSUMER, CYCLICAL (3.7%)
Aeropostale, Inc.*	1,969	31,701
Apollo Group, Inc. Cl A*	298	22,833
ArvinMeritor, Inc.	4,610	13,139
California Pizza Kitchen, Inc.*	4,300	46,096
Comcast Corp. Cl A	5,061	85,430
Corinthian Colleges, Inc.*	1,952	31,954
DeVry, Inc.	334	19,175
Dillard’s, Inc. Cl A	9,645	38,291
Family Dollar Stores, Inc.	1,613	42,051
Gymboree Corp.*	1,362	35,535
Home Depot, Inc.	1,000	23,020
Johnson Controls, Inc.	2,944	53,463
Landry’s Restaurants, Inc.	1,439	16,692
Leapfrog Enterprises, Inc.*	3,930	13,755
McDonald’s Corp.	2,336	145,276
Netflix, Inc.*	1,806	53,981
Omnicom Group, Inc.	1,425	38,361
P.F. Chang’s China Bistro, Inc.*	1,352	28,311
Pep Boys - Manny, Moe & Jack	5,588	23,078
Rent-A-Center, Inc.*	3,003	53,003

Sonic Corp.*	2,380	28,965
Staples, Inc.	3,587	64,279
Target Corp.	814	28,107
Time Warner, Inc.	4,036	40,602
TJX Cos., Inc.	674	13,864
Tupperware Brands Corp.	6,741	153,021
V.F. Corp.	717	39,270
WMS Industries, Inc.*	2,248	60,471
Wolverine World Wide, Inc.	4,316	90,809
		1,334,533
CONSUMER, NON-CYCLICAL (3.7%)
American Italian Pasta Co. Cl A*	5,547	123,920
Campbell Soup Co.	1,488	44,655
Casey’s General Stores, Inc.	593	13,503
Chattem, Inc.*	677	48,426
Clorox Co.	736	40,892
Colgate-Palmolive Co.	578	39,616
CVS Caremark Corp.	2,879	82,742
Flowers Foods, Inc.	661	16,102
General Mills, Inc.	1,622	98,537
Great Atlantic & Pacific Tea Co., Inc.*	7,435	46,617
Heinz (H.J.) Co.	974	36,622
Kimberly-Clark Corp.	710	37,445
Kraft Foods, Inc. Cl A	1,984	53,270
PepsiCo, Inc.	2,395	131,174
Proctor & Gamble Co.	3,560	220,079
Ralcorp Hldgs., Inc.*	1,219	71,190
Vector Group Ltd.	5,540	75,455
Wal-Mart Stores, Inc.	3,343	187,409
		1,367,654
ENERGY (3.5%)
Apache Corp.	480	35,774
Chevron Corp.	1,722	127,376
CNX Gas Corp.*	1,357	37,046
Concho Resources, Inc.*	1,985	45,298
ConocoPhillips	1,365	70,707
Consol Energy, Inc.	738	21,092
Devon Energy Corp.	675	44,354
Dresser-Rand Group, Inc.*	1,083	18,682
Dril-Quip, Inc.*	952	19,526
Ellora Energy, Inc.†	3,000	36,000
Exxon Mobil Corp.	5,003	399,389
Halliburton Co.	2,895	52,631
Noble Corp.	1,135	25,072
Occidental Petroleum Corp.	1,424	85,426
Penn Virginia Corp.	1,480	38,450
Pride International, Inc.*	1,175	18,777
Range Resources Corp.	816	28,062
Schlumberger Ltd.	1,202	50,881
Southwestern Energy Co.*	582	16,861
Superior Well Services, Inc.*	969	9,690
T-3 Energy Services, Inc.*	2,812	26,545
Trico Marine Services, Inc.*	2,021	9,034
Valero Energy Corp.	540	11,686

Willbros Group, Inc.*	1,693	14,340
Williams Cos., Inc.	1,773	25,673
XTO Energy, Inc.	584	20,598
		1,288,970
FINANCIAL (8.2%)
Aflac, Inc.	799	36,626
Ashford Hospitality Trust, Inc.	11,373	13,079
Aspen Insurance Hldgs. Ltd.	3,115	75,539
BancFirst Corp.	722	38,208
Bank Mutual Corp.	6,829	78,807
Bank of America Corp.	3,991	56,193
Bank of New York Mellon Corp.	2,481	70,287
Brookline Bancorp, Inc.	6,930	73,805
Capital One Financial Corp.	1,606	51,215
CapLease, Inc.	1,235	2,137
Chubb Corp.	998	50,898
Citigroup, Inc.	4,208	28,236
CME Group, Inc.	166	34,546
Ellington Financial LLC†	3,400	68,000
Federated Investors, Inc. Cl B	1,382	23,439
FelCor Lodging Trust, Inc.	4,983	9,169
First Niagara Financial Group, Inc.	5,244	84,795
Glacier Bancorp, Inc.	5,432	103,317
Goldman Sachs Group, Inc.	581	49,031
Highwoods Properties, Inc.	2,139	58,523
IBERIABANK Corp.	694	33,312
iShares Russell 2000 Growth Index Fund	2,791	141,950
iShares Russell 2000 Index Fund	860	42,372
iShares Russell 2000 Value Index Fund	870	42,778
iShares Russell Microcap Index Fund	612	19,492
JPMorgan Chase & Co.	2,829	89,198
Marlin Business Svcs. Corp.*	3,844	10,187
Meadowbrook Insurance Group, Inc.	7,375	47,495
Medical Properties Trust, Inc.	2,857	18,028
MetLife, Inc.	2,202	76,762
MFA Mortgage Investment, Inc.	7,654	45,082
Mid-America Apt. Communities, Inc.	747	27,759
MSCI, Inc. Cl A*	828	14,705
Nara Bancorp, Inc.	1,856	18,244
National Penn Bancshares, Inc.	4,885	70,881
NewAlliance Bancshares, Inc.	7,908	104,148
Pennsylvania REIT	2,009	14,967
PMA Capital Corp. Cl A*	5,384	38,119
ProAssurance Corp.*	1,217	64,233
Progressive Corp.	2,636	39,039
ProLogis	1,209	16,793
Realty Income Corp.	4,260	98,619
S.Y. Bancorp, Inc.	1,960	53,900
SeaBright Insurance Hldgs., Inc.*	4,097	48,099
Senior Housing Pptys. Trust	4,935	88,435
SPDR KBW Regional Banking ETF	4,555	132,824
Stifel Financial Corp.*	1,408	64,557
T. Rowe Price Group, Inc.	1,512	53,585
Tower Group, Inc.	1,161	32,752
Trico Bancshares	1,997	49,865

U.S. Bancorp	2,558	63,976
Vintage Wine Trust, Inc.†***	7,340	2,202
Wells Fargo & Co.	5,301	156,273
Westamerica Bancorporation	2,558	130,842
Westfield Financial, Inc.	3,703	38,215
		2,995,538
HEALTHCARE (6.1%)
Abbott Laboratories	3,597	191,972
Abiomed, Inc.*	2,837	46,584
Acorda Therapeutics, Inc.*	911	18,685
Aetna, Inc.	848	24,168
Alexion Pharmaceuticals, Inc.*	1,306	47,264
Allscripts Healthcare Solution	2,814	27,915
Almost Family, Inc.*	895	40,257
Alnylam Pharmaceuticals, Inc.*	998	24,681
Alphatec Hldgs., Inc.*	15,956	37,497
American Medical Systems Hldgs., Inc.*	5,851	52,600
AmerisourceBergen Corp.	1,313	46,822
Animal Health Int’l., Inc.*	3,250	6,923
Auxilium Pharmaceuticals, Inc.*	626	17,803
Baxter International, Inc.	612	32,797
Celgene Corp.*	1,399	77,337
Cepheid*	820	8,512
Conceptus, Inc.*	4,232	64,411
Conmed Corp.*	2,088	49,987
Covidien Ltd.	2,115	76,648
Enzon Pharmaceuticals, Inc.*	19,931	116,198
ev3, Inc.*	2,699	16,464
Gilead Sciences, Inc.*	3,259	166,665
Immucor, Inc.*	1,812	48,163
Isis Pharmaceuticals, Inc.*	1,231	17,456
Johnson & Johnson	4,037	241,534
Laboratory Corp. of America Hldgs.*	721	46,440
Landauer, Inc.	625	45,813
Magellan Health Svcs., Inc.*	1,582	61,951
McKesson Corp.	1,065	41,247
MedAssets, Inc.*	2,941	42,939
Medco Health Solutions, Inc.*	516	21,626
Medtronic, Inc.	1,361	42,763
Merck & Co., Inc.	1,504	45,722
Myriad Genetics, Inc.*	670	44,394
Neogen Corp.*	1,353	33,798
Onyx Pharmaceuticals, Inc.*	874	29,856
OSI Pharmaceuticals, Inc.*	900	35,145
OSI Pharmaceuticals, Inc. - rights*	131	0
Owens & Minor, Inc.	866	32,605
Psychiatric Solutions, Inc.*	986	27,460
Schering-Plough Corp.	3,926	66,860
Seattle Genetics, Inc.*	2,820	25,211
Sepracor, Inc.*	1,372	15,065
STERIS Corp.	1,509	36,050
United Therapeutics Corp.*	214	13,386
		2,207,674

INDUSTRIAL (5.7%)
Actuant Corp. Cl A	1,106	21,036
Aircastle Ltd.	4,765	22,777
Alaska Air Group, Inc.*	3,577	104,627
Astec Industries, Inc.*	1,626	50,943
AZZ, Inc.*	1,317	33,057
Belden, Inc.	1,105	23,072
Burlington Northern Santa Fe Corp.	593	44,896
Comfort Systems USA, Inc.	2,844	30,317
Cornell Cos., Inc.*	1,887	35,079
CRA International, Inc.*	1,413	38,052
Curtiss-Wright Corp.	916	30,585
Dollar Thrifty Automotive Grp.*	8,960	9,766
DXP Enterprises, Inc.*	1,514	22,120
Expeditors Int’l. of Washington, Inc.	1,143	38,028
Exponent, Inc.*	1,244	37,420
General Electric Co.	11,322	183,416
Genesee & Wyoming, Inc. Cl A*	3,526	107,543
Hub Group, Inc. Cl A*	1,156	30,669
Huron Consulting Group, Inc.*	1,237	70,843
Illinois Tool Works, Inc.	1,151	40,343
Insteel Industries, Inc.	2,315	26,136
ITT Corp.	1,275	58,637
JetBlue Airways Corp*	7,420	52,682
Lockheed Martin Corp.	994	83,576
Mueller Industries, Inc.	4,619	115,845
Northrop Grumman Corp.	1,414	63,687
Old Dominion Freight Line, Inc.*	3,989	113,527
Perini Corp.*	3,252	76,032
Powell Industries, Inc.*	632	18,341
RBC Bearings, Inc.*	842	17,076
Sauer-Danfoss, Inc.	936	8,190
Southwest Airlines Co.	4,389	37,833
Stanley, Inc.*	1,110	40,204
Sun Hydraulics Corp.	1,919	36,154
Teledyne Technologies, Inc.*	650	28,958
Tyco International Ltd.	2,098	45,317
Union Pacific Corp.	822	39,292
United Parcel Service, Inc. Cl B	1,710	94,324
United Technologies Corp.	1,439	77,130
Waste Connections, Inc.*	807	25,477
Watson Wyatt Worldwide, Inc. Cl A	739	35,339
Woodward Governor Co.	1,105	25,437
		2,093,783
TECHNOLOGY (5.5%)
Anixter International, Inc.*	628	18,915
Ansys, Inc.*	1,143	31,878
Apple, Inc.*	1,151	98,238
Applied Materials, Inc.	3,479	35,242
Automatic Data Processing, Inc.	1,334	52,480
Broadcom Corp. Cl A*	1,282	21,756
Cisco Systems, Inc.*	5,801	94,556
Data Domain, Inc.*	4,346	81,705
EMC Corp.*	2,405	25,180
FormFactor, Inc.*	1,326	19,360
Forrester Research, Inc.*	450	12,695

Global Cash Access Hldgs., Inc.*	5,292	11,748
Google, Inc.*	160	49,224
Harmonic, Inc.*	4,699	26,361
Hewlett-Packard Co.	3,079	111,737
Informatica Corp.*	6,696	91,936
Int’l. Business Machines Corp.	1,413	118,918
Intel Corp.	3,949	57,892
L-1 Identity Solutions, Inc.*	3,090	20,827
Littelfuse, Inc.*	1,247	20,700
MEMC Electronic Materials, Inc.*	552	7,883
Microsemi Corp.*	3,637	45,972
Microsoft Corp.	7,334	142,573
MKS Instruments, Inc.*	2,923	43,231
Monolithic Power Systems, Inc.*	1,715	21,626
Omniture, Inc.*	2,066	21,982
Oracle Corp.*	3,302	58,544
Parametric Technology Corp.*	6,876	86,981
Plexus Corp.*	1,917	32,493
QUALCOMM, Inc.	2,263	81,083
Semtech Corp.*	3,278	36,943
Sybase, Inc.*	3,923	97,173
Symantec Corp.*	4,628	62,571
Tech Data Corp.*	742	13,237
Technitrol, Inc.	2,207	7,680
TIBCO Software, Inc.*	5,614	29,137
Trimble Navigation Ltd.*	975	21,070
ViaSat, Inc.*	2,100	50,568
Websense, Inc.*	6,770	101,347
Yahoo!, Inc.*	2,481	30,268
		1,993,710
TELECOMMUNICATIONS (1.1%)
American Tower Corp. Cl A*	1,779	52,160
AT&T, Inc.	6,076	173,166
Consolidated Comms. Hldgs., Inc.	4,878	57,951
FairPoint Communications, Inc.	1	3
Iowa Telecommunications Svcs., Inc.	2,818	40,241
Syniverse Hldgs., Inc.*	5,994	71,568
		395,089
UTILITIES (1.8%)
ALLETE, Inc.	894	28,849
Avista Corp.	5,728	111,009
Black Hills Corp.	926	24,965
Dominion Resources, Inc.	1,869	66,985
Edison International	523	16,799
Entergy Corp.	291	24,191
Exelon Corp.	775	43,098
FirstEnergy Corp.	798	38,767
FPL Group, Inc.	597	30,047
Northwest Natural Gas Co.	755	33,394
NV Energy, Inc.	2,625	25,961
PNM Resources, Inc.	2,358	23,769
Public Svc. Enterprise Group, Inc.	720	21,002
Sempra Energy	972	41,436
Unisource Energy Corp.	2,112	62,008

Westar Energy, Inc.				2,716	55,705
					647,985
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $18,829,265) 40.9%					14,897,792

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $18,889,265) 40.9%					14,897,792

TEMPORARY CASH INVESTMENTS (3) (Cost: $543,300) 1.5%					543,300

TOTAL INVESTMENTS (Cost: $47,725,165) 99.4%					36,250,184

OTHER NET ASSETS 0.6%					214,075

NET ASSETS 100.0%					$36,464,259

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.7%)
Air Products & Chemicals, Inc.	869	43,685
AK Steel Hldg. Corp.	460	4,287
Alcoa, Inc.	3,296	37,113
Allegheny Technologies, Inc.	397	10,135
Ball Corp.	397	16,511
Bemis Co., Inc.	407	9,638
CF Industries Hldgs., Inc.	228	11,208
Dow Chemical Co.	3,805	57,417
Du Pont (E.I.) de Nemours & Co.	3,716	94,015
Eastman Chemical Co.	299	9,481
Ecolab, Inc.	691	24,289
Freeport-McMoRan Copper & Gold, Inc.	1,555	38,004
Int’l. Flavors & Fragrances, Inc.	326	9,689
International Paper Co.	1,753	20,685
MeadWestvaco Corp.	700	7,833
Monsanto Co.	2,255	158,639
Newmont Mining Corp.	1,873	76,231
Nucor Corp.	1,298	59,968
Owens-Illinois, Inc.*	680	18,584
Pactiv Corp.*	540	13,435
PPG Industries, Inc.	671	28,471
Praxair, Inc.	1,270	75,387
Rohm & Haas Co.	512	31,636
Sealed Air Corp.	648	9,681
Sigma-Aldrich Corp.	517	21,838
Titanium Metals Corp.	349	3,075
United States Steel Corp.	482	17,930
Vulcan Materials Co.	454	31,589
Weyerhaeuser Co.	866	26,508
		966,962
CONSUMER, CYCLICAL (7.5%)
Abercrombie & Fitch Co. Cl A	356	8,213
Amazon.com, Inc.*	1,325	67,946
Apollo Group, Inc. Cl A*	435	33,330
AutoNation, Inc.*	442	4,367
AutoZone, Inc.*	158	22,036
Bed Bath & Beyond, Inc.*	1,070	27,199
Best Buy Co., Inc.	1,385	38,932
Big Lots, Inc.*	336	4,869
Black & Decker Corp.	250	10,453

Carnival Corp.	1,792	43,581
CBS Corp. Cl B	2,800	22,932
Centex Corp.	507	5,394
Coach, Inc.*	1,346	27,956
Comcast Corp. Cl A	11,861	200,214
D.R. Horton, Inc.	1,129	7,982
Darden Restaurants, Inc.	574	16,175
DIRECTV Group, Inc.*	2,249	51,525
Disney (Walt) Co.	7,624	172,989
Eastman Kodak Co.	1,106	7,277
Expedia, Inc.*	858	7,070
Family Dollar Stores, Inc.	577	15,042
Ford Motor Co.*	9,839	22,531
Fortune Brands, Inc.	615	25,387
GameStop Corp. Cl A*	670	14,512
Gannett Co., Inc.	935	7,480
Gap, Inc.	1,925	25,776
General Motors Corp.	2,514	8,045
Genuine Parts Co.	663	25,101
Goodyear Tire & Rubber Co.*	989	5,904
H&R Block, Inc.	1,396	31,717
Harley-Davidson, Inc.	965	16,376
Harman Int’l. Industries, Inc.	239	3,998
Hasbro, Inc.	515	15,023
Home Depot, Inc.	6,983	160,749
International Game Technology	1,214	14,434
Interpublic Group of Cos., Inc.*	1,954	7,738
Johnson Controls, Inc.	2,447	44,438
Jones Apparel Group, Inc.	342	2,004
KB Home	309	4,209
Kohl’s Corp.*	1,249	45,214
Leggett & Platt, Inc.	643	9,767
Lennar Corp. Cl A	581	5,037
Limited Brands, Inc.	1,114	11,185
Lowe’s Cos., Inc.	6,037	129,916
Macy’s, Inc	1,724	17,843
Marriott International, Inc. Cl A	1,212	23,573
Mattel, Inc.	1,481	23,696
McDonald’s Corp.	4,590	285,452
McGraw-Hill Cos., Inc.	1,304	30,240
Meredith Corp.	150	2,568
New York Times Co. Cl A	478	3,504
Newell Rubbermaid, Inc.	1,136	11,110
News Corp. Cl A	9,473	86,110
NIKE, Inc. Cl B	1,609	82,059

Nordstrom, Inc.	654	8,705
Office Depot, Inc.*	1,128	3,361
Omnicom Group, Inc.	1,280	34,458
Penney (J.C.) Co., Inc.	911	17,947
Polo Ralph Lauren Corp.	233	10,581
Pulte Homes, Inc.	876	9,575
RadioShack Corp.	515	6,149
Scripps Networks Interactive, Inc. Cl A	367	8,074
Sears Hldgs. Corp.*	233	9,057
Sherwin-Williams Co.	405	24,199
Snap-On, Inc.	235	9,254
Stanley Works	321	10,946
Staples, Inc.	2,938	52,649
Starbucks Corp.*	3,029	28,654
Starwood Hotels & Resorts Worldwide, Inc.	754	13,497
Target Corp.	3,094	106,836
Tiffany & Co.	508	12,004
Time Warner, Inc.	14,775	148,637
TJX Cos., Inc.	1,720	35,380
V.F. Corp.	357	19,553
Viacom, Inc. Cl B*	2,527	48,165
Washington Post Co. Cl B	23	8,976
Whirlpool Corp.	305	12,612
Wyndham Worldwide Corp.	728	4,768
Wynn Resorts Ltd.*	258	10,903
Yum! Brands, Inc.	1,905	60,008
		2,713,126
CONSUMER, NON-CYCLICAL (11.6%)
Altria Group, Inc.	8,486	127,799
Archer-Daniels-Midland Co.	2,642	76,169
Avon Products, Inc.	1,756	42,197
Brown-Forman Corp. Cl B	402	20,699
Campbell Soup Co.	847	25,418
Clorox Co.	566	31,447
Coca-Cola Co.	8,195	370,988
Coca-Cola Enterprises, Inc.	1,300	15,639
Colgate-Palmolive Co.	2,074	142,152
ConAgra Foods, Inc.	1,841	30,377
Constellation Brands, Inc. Cl A*	795	12,537
Costco Wholesale Corp.	1,782	93,555
CVS Caremark Corp.	5,915	169,997
Dean Foods Co.*	625	11,231
Dr. Pepper Snapple Group, Inc.*	1,045	16,981
Estee Lauder Cos., Inc. Cl A	469	14,520

General Mills, Inc.	1,379	83,774
Heinz (H.J.) Co.	1,295	48,692
Hershey Co.	680	23,623
J.M. Smucker Co.	487	21,116
Kellogg Co.	1,038	45,516
Kimberly-Clark Corp.	1,702	89,763
Kraft Foods, Inc. Cl A	6,051	162,469
Kroger Co.	2,685	70,911
Lorillard, Inc.	692	38,994
McCormick & Co., Inc.	529	16,854
Molson Coors Brewing Co. Cl B	618	30,233
Pepsi Bottling Group, Inc.	560	12,606
PepsiCo, Inc.	6,397	350,364
Philip Morris Int’l., Inc.	8,332	362,525
Proctor & Gamble Co.	12,297	760,201
Reynolds American, Inc.	697	28,096
Safeway, Inc.	1,766	41,978
Sara Lee Corp.	2,912	28,508
Supervalu, Inc.	870	12,702
Sysco Corp.	2,468	56,616
Tyson Foods, Inc. Cl A	1,244	10,897
UST, Inc.	605	41,975
Wal-Mart Stores, Inc.	9,209	516,257
Walgreen Co.	4,077	100,580
Whole Foods Market, Inc.	575	5,428
		4,162,384
ENERGY (12.0%)
Anadarko Petroleum Corp.	1,891	72,898
Apache Corp.	1,371	102,181
Baker Hughes, Inc.	1,264	40,536
BJ Services Co.	1,206	14,074
Cabot Oil & Gas Corp.	424	11,024
Cameron International Corp.*	904	18,532
Chesapeake Energy Corp.	2,228	36,027
Chevron Corp.	8,368	618,981
ConocoPhillips	6,140	318,052
Consol Energy, Inc.	751	21,464
Devon Energy Corp.	1,812	119,067
El Paso Corp.	2,888	22,613
ENSCO International, Inc.	588	16,693
EOG Resources, Inc.	1,020	67,912
Exxon Mobil Corp.	20,950	1,672,436
Halliburton Co.	3,681	66,921
Hess Corp.	1,161	62,276

Marathon Oil Corp.	2,906	79,508
Massey Energy Co.	347	4,785
Murphy Oil Corp.	781	34,637
Nabors Industries Ltd.*	1,172	14,029
National Oilwell Varco, Inc.*	1,711	41,817
Noble Corp.	1,087	24,012
Noble Energy, Inc.	704	34,651
Occidental Petroleum Corp.	3,336	200,127
Peabody Energy Corp.	1,098	24,980
Pioneer Natural Resources Co.	485	7,847
Range Resources Corp.	636	21,872
Rowan Cos., Inc.	463	7,362
Schlumberger Ltd.	4,919	208,221
Smith International, Inc.	901	20,624
Southwestern Energy Co.*	1,407	40,761
Spectra Energy Corp.	2,522	39,696
Sunoco, Inc.	482	20,948
Tesoro Corp.	565	7,441
Valero Energy Corp.	2,125	45,985
Weatherford Int’l. Ltd.*	2,805	30,350
Williams Cos., Inc.	2,383	34,506
XTO Energy, Inc.	2,376	83,802
		4,309,648
FINANCIAL (11.9%)
Aflac, Inc.	1,920	88,013
Allstate Corp.	2,207	72,301
American Capital Strategies Ltd.	849	2,751
American Express Co.	4,777	88,613
American Int’l. Group, Inc.	11,074	17,386
Ameriprise Financial, Inc.	890	20,790
Aon Corp.	1,111	50,750
Apartment Investment & Co. Cl A	409	4,724
Assurant, Inc.	486	14,580
AvalonBay Communities, Inc.	319	19,325
Bank of America Corp.	20,666	290,977
Bank of New York Mellon Corp.	4,726	133,888
BB&T Corp.	2,275	62,472
Boston Properties, Inc.	493	27,115
Capital One Financial Corp.	1,613	51,439
CB Richard Ellis Group, Inc. Cl A*	918	3,966
Charles Schwab Corp.	3,854	62,319
Chubb Corp.	1,465	74,715
Cincinnati Financial Corp.	666	19,361
CIT Group, Inc.	1,170	5,312

Citigroup, Inc.	22,445	150,606
CME Group, Inc.	275	57,230
Comerica, Inc.	617	12,247
Developers Diversified Realty Corp.	488	2,381
Discover Financial Svcs.	1,968	18,755
E*Trade Financial Corp.*	2,318	2,666
Equity Residential	1,113	33,190
Federated Investors, Inc. Cl B	365	6,190
Fifth Third Bancorp	2,378	19,642
First Horizon National Corp.	842	8,902
Franklin Resources, Inc.	624	39,799
Genworth Financial, Inc. Cl A	1,776	5,026
Goldman Sachs Group, Inc.	1,821	153,674
Hartford Financial Svcs. Group, Inc.	1,235	20,279
HCP, Inc.	1,032	28,659
Host Hotels & Resorts, Inc.	2,152	16,291
Hudson City Bancorp, Inc.	2,147	34,266
Huntington Bancshares, Inc.	1,501	11,498
IntercontinentalExchange, Inc.*	298	24,567
Invesco Ltd.	1,586	22,902
Janus Capital Group, Inc.	655	5,260
JPMorgan Chase & Co.	15,372	484,679
KeyCorp	2,039	17,372
Kimco Realty Corp.	943	17,238
Legg Mason, Inc.	581	12,730
Leucadia National Corp.*	726	14,375
Lincoln National Corp.	1,053	19,839
Loews Corp.	1,485	41,951
M&T Bank Corp.	320	18,371
Marsh & McLennan Cos., Inc.	2,117	51,380
Marshall & Ilsley Corp.	1,064	14,513
MBIA, Inc.*	776	3,158
Merrill Lynch & Co., Inc.	6,595	76,766
MetLife, Inc.	3,269	113,957
Moody’s Corp.	809	16,253
Morgan Stanley	4,374	70,159
Nasdaq OMX Group, Inc.*	561	13,862
National City Corp.	8,386	15,179
Northern Trust Corp.	919	47,917
NYSE Euronext	1,091	29,872
People’s United Financial, Inc.	1,432	25,533
Plum Creek Timber Co., Inc.	687	23,866
PNC Financial Svcs. Grp., Inc.	1,434	70,266
Principal Financial Grp., Inc.	1,063	23,992
Progressive Corp.	2,783	41,216

ProLogis	1,094	15,196
Prudential Financial, Inc.	1,751	52,985
Public Storage	514	40,863
Regions Financial Corp.	2,849	22,678
Simon Property Group, Inc.	924	49,092
SLM Corp.*	1,916	17,052
Sovereign Bancorp, Inc.*	2,242	6,681
State Street Corp.	1,770	69,614
SunTrust Banks, Inc.	1,450	42,833
T. Rowe Price Group, Inc.	1,061	37,602
Torchmark Corp.	358	16,003
Travelers Cos., Inc.	2,407	108,796
U.S. Bancorp	7,226	180,722
Unum Group	1,364	25,370
Vornado Realty Trust	562	33,917
Wachovia Corp.	8,901	49,312
Wells Fargo & Co.	15,608	460,124
XL Capital Ltd. Cl A	1,362	5,039
Zions Bancorporation	470	11,520
		4,294,670
HEALTHCARE (13.3%)
Abbott Laboratories	6,390	341,034
Aetna, Inc.	1,899	54,122
Allergan, Inc.	1,259	50,763
AmerisourceBergen Corp.	646	23,036
Amgen, Inc.*	4,364	252,021
Bard (C.R.), Inc.	406	34,210
Baxter International, Inc.	2,554	136,869
Becton, Dickinson & Co.	999	68,322
Biogen Idec, Inc.*	1,202	57,251
Boston Scientific Corp.*	6,184	47,864
Bristol-Myers Squibb Co.	8,153	189,557
Cardinal Health, Inc.	1,473	50,774
Celgene Corp.*	1,887	104,313
Cephalon, Inc.*	283	21,802
CIGNA Corp.	1,127	18,990
Coventry Health Care, Inc.*	607	9,032
Covidien Ltd.	2,074	75,162
DaVita, Inc.*	425	21,067
Dentsply International, Inc.	613	17,311
Express Scripts, Inc.*	1,011	55,585
Forest Laboratories, Inc.*	1,248	31,787
Genzyme Corp.*	1,114	73,936
Gilead Sciences, Inc.*	3,789	193,769

Hospira, Inc.*	654	17,540
Humana, Inc.*	690	25,723
IMS Health, Inc.	746	11,309
Intuitive Surgical, Inc.*	158	20,064
Johnson & Johnson	11,427	683,677
King Pharmaceuticals, Inc.*	1,011	10,737
Laboratory Corp. of America Hldgs.*	445	28,662
Life Technologies Corp.*	711	16,573
Lilly (Eli) & Co.	4,121	165,953
McKesson Corp.	1,131	43,804
Medco Health Solutions, Inc.*	2,051	85,957
Medtronic, Inc.	4,606	144,721
Merck & Co., Inc.	8,708	264,723
Millipore Corp.*	223	11,489
Mylan, Inc.*	1,249	12,353
Patterson Cos., Inc.*	373	6,994
PerkinElmer, Inc.	490	6,816
Pfizer, Inc.	27,772	491,842
Quest Diagnostics, Inc.	648	33,638
Schering-Plough Corp.	6,695	114,016
St. Jude Medical, Inc.*	1,418	46,737
Stryker Corp.	998	39,870
Tenet Healthcare Corp.*	1,701	1,956
Thermo Fisher Scientific, Inc.*	1,731	58,975
UnitedHealth Group, Inc.	4,975	132,335
Varian Medical Systems, Inc.*	516	18,081
Waters Corp.*	407	14,917
Watson Pharmaceuticals, Inc.*	428	11,372
WellPoint, Inc.*	2,097	88,347
Wyeth	5,484	205,705
Zimmer Hldgs., Inc.*	924	37,348
		4,780,811
INDUSTRIAL (10.0%)
3M Co.	2,854	164,219
Avery Dennison Corp.	437	14,303
Boeing Co.	3,018	128,778
Burlington Northern Santa Fe Corp.	1,158	87,672
C.H. Robinson Worldwide, Inc.	697	38,356
Caterpillar, Inc.	2,484	110,960
Cintas Corp.	541	12,567
Cooper Industries Ltd. Cl A	713	20,841
CSX Corp.	1,625	52,764
Cummins, Inc.	835	22,320
Danaher Corp.	1,046	59,214

Deere & Co.	1,751	67,098
Donnelley (R.R.) & Sons Co.	844	11,462
Dover Corp.	770	25,348
Dun & Bradstreet Corp.	218	16,830
Eaton Corp.	679	33,753
Emerson Electric Co.	3,159	115,651
Equifax, Inc.	526	13,950
Expeditors Int’l. of Washington, Inc.	874	29,078
Fastenal Co.	527	18,366
FedEx Corp.	1,276	81,855
Flowserve Corp.	242	12,463
Fluor Corp.	748	33,563
General Dynamics Corp.	1,606	92,490
General Electric Co.	43,259	700,796
Goodrich Corp.	513	18,991
Grainger (W.W.), Inc.	268	21,129
Honeywell International, Inc.	2,991	98,195
Illinois Tool Works, Inc.	1,621	56,816
Ingersoll-Rand Co. Ltd. Cl A	1,305	22,649
ITT Corp.	741	34,079
Jacobs Engineering Group, Inc.*	502	24,146
L-3 Communications Hldgs., Inc.	497	36,669
Lockheed Martin Corp.	1,367	114,937
Manitowoc Co., Inc.	534	4,624
Masco Corp.	1,476	16,428
Monster Worldwide, Inc.*	508	6,142
Norfolk Southern Corp.	1,525	71,751
Northrop Grumman Corp.	1,347	60,669
PACCAR, Inc.	1,490	42,614
Pall Corp.	490	13,931
Parker Hannifin Corp.	664	28,247
Pitney Bowes, Inc.	849	21,633
Precision Castparts Corp.	571	33,963
Raytheon Co.	1,706	87,074
Republic Services, Inc.	1,322	32,772
Robert Half Int’l., Inc.	639	13,304
Rockwell Automation, Inc.	583	18,796
Rockwell Collins, Inc.	654	25,565
Ryder System, Inc.	235	9,113
Southwest Airlines Co.	3,047	26,265
Stericycle, Inc.*	346	18,020
Textron, Inc.	993	13,773
Tyco International Ltd.	1,947	42,055
Union Pacific Corp.	2,088	99,806
United Parcel Service, Inc. Cl B	4,099	226,101

United Technologies Corp.	3,915	209,844
Waste Management, Inc.	2,020	66,943
		3,581,741
TECHNOLOGY (13.8%)
Adobe Systems, Inc.*	2,187	46,561
Advanced Micro Devices, Inc.*	2,506	5,413
Affiliated Computer Svcs., Inc. Cl A*	399	18,334
Agilent Technologies, Inc.*	1,442	22,538
Akamai Technologies, Inc.*	688	10,382
Altera Corp.	1,233	20,603
Amphenol Corp. Cl A	724	17,362
Analog Devices, Inc.	1,191	22,653
Apple, Inc.*	3,661	312,466
Applied Materials, Inc.	5,526	55,978
Autodesk, Inc.*	932	18,314
Automatic Data Processing, Inc.	2,087	82,103
BMC Software, Inc.*	779	20,963
Broadcom Corp. Cl A*	1,829	31,038
CA, Inc.	1,615	29,926
Ciena Corp.*	370	2,479
Cisco Systems, Inc.*	24,115	393,075
Citrix Systems, Inc.*	748	17,630
Cognizant Technology Solutions Inc. Cl A*	1,196	21,600
Computer Sciences Corp.*	621	21,822
Compuware Corp.*	1,015	6,851
Convergys Corp.*	502	3,218
Corning, Inc.	6,402	61,011
Dell, Inc.*	7,127	72,980
eBay, Inc.*	4,418	61,675
Electronic Arts, Inc.*	1,322	21,205
EMC Corp.*	8,405	88,000
Fidelity Nat’l. Information Svcs., Inc.	778	12,658
Fiserv, Inc.*	660	24,004
FLIR Systems, Inc.*	547	16,782
Google, Inc.*	980	301,497
Harris Corp.	550	20,928
Hewlett-Packard Co.	10,087	366,057
Int’l. Business Machines Corp.	5,533	465,657
Intel Corp.	22,908	335,831
Intuit, Inc.*	1,316	31,308
Jabil Circuit, Inc.	861	5,812
JDS Uniphase Corp.*	905	3,303
Juniper Networks, Inc.*	2,174	38,067
KLA-Tencor Corp.	695	15,144

Lexmark International, Inc. Cl A*	323	8,689
Linear Technology Corp.	910	20,129
LSI Corp.*	2,657	8,742
MasterCard, Inc. Cl A	297	42,450
McAfee, Inc.*	618	21,364
MEMC Electronic Materials, Inc.*	926	13,223
Microchip Technology, Inc.	753	14,706
Micron Technology, Inc.*	3,146	8,305
Microsoft Corp.	31,508	612,516
Molex, Inc.	585	8,477
Motorola, Inc.	9,334	41,350
National Semiconductor Corp.	799	8,046
NetApp, Inc.*	1,360	18,999
Novell, Inc.*	1,416	5,508
Novellus Systems, Inc.*	409	5,047
Nvidia Corp.*	2,212	17,851
Oracle Corp.*	16,134	286,056
Paychex, Inc.	1,317	34,611
QLogic Corp.*	527	7,083
QUALCOMM, Inc.	6,818	244,289
salesforce.com, inc.*	426	13,636
SanDisk Corp.*	923	8,861
Sun Microsystems, Inc.*	3,042	11,620
Symantec Corp.*	3,441	46,522
Tellabs, Inc.*	1,630	6,716
Teradata Corp.*	730	10,826
Teradyne, Inc.*	692	2,920
Texas Instruments, Inc.	5,339	82,861
Total System Services, Inc.	812	11,368
Tyco Electronics	1,885	30,556
VeriSign, Inc.*	796	15,188
Western Union Co.	2,947	42,260
Xerox Corp.	3,565	28,413
Xilinx, Inc.	1,134	20,208
Yahoo!, Inc.*	5,715	69,723
		4,952,347
TELECOMMUNICATIONS (3.4%)
American Tower Corp. Cl A*	1,634	47,909
AT&T, Inc.	24,271	691,724
CenturyTel, Inc.	420	11,479
Embarq Corp.	584	21,001
Frontier Communications Corp.	1,282	11,205
Qwest Communications Int’l., Inc.	6,034	21,964
Sprint Nextel Corp.*	11,766	21,532

Verizon Communications, Inc.	11,699	396,596
Windstream Corp.	1,803	16,588
		1,239,998
UTILITIES (3.8%)
AES Corp.*	2,771	22,833
Allegheny Energy, Inc.	690	23,363
Ameren Corp.	862	28,670
American Electric Power Co., Inc.	1,662	55,311
CenterPoint Energy, Inc.	1,417	17,883
CMS Energy Corp.	924	9,342
Consolidated Edison, Inc.	1,120	43,602
Constellation Energy Group, Inc.	731	18,341
Dominion Resources, Inc.	2,394	85,801
DTE Energy Co.	669	23,863
Duke Energy Corp.	5,211	78,217
Dynegy, Inc. Cl A*	2,083	4,166
Edison International	1,336	42,912
Entergy Corp.	786	65,340
Equitable Resources, Inc.	537	18,016
Exelon Corp.	2,710	150,703
FirstEnergy Corp.	1,250	60,725
FPL Group, Inc.	1,675	84,303
Integrys Energy Group, Inc.	313	13,453
Nicor, Inc.	183	6,357
NiSource, Inc.	1,124	12,330
Pepco Hldgs., Inc.	890	15,806
PG&E Corp.	1,487	57,562
Pinnacle West Capital Corp.	409	13,141
PPL Corp.	1,536	47,140
Progress Energy, Inc.	1,084	43,197
Public Svc. Enterprise Group, Inc.	2,085	60,819
Questar Corp.	711	23,243
SCANA Corp.	493	17,551
Sempra Energy	1,010	43,056
Southern Co.	3,190	118,030
TECO Energy, Inc.	872	10,769
Wisconsin Energy Corp.	482	20,234
Xcel Energy, Inc.	1,849	34,299
		1,370,378
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $42,509,733) 90.0%		32,372,065

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	400,000	399,960
U.S. Treasury Bill (1)	AAA	0.30	02/05/09	200,000	199,942
U.S. Treasury Bill (1)	AAA	1.07	01/02/09	300,000	299,991
					899,893
COMMERCIAL PAPER (6.9%)
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	880,000	879,804
Unilever Capital Corp.†	A-1	0.05	01/02/09	800,000	799,999
Washington Post Co.†	A-1	0.03	01/05/09	800,000	799,997
					2,479,800
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,379,720) 9.4%					3,379,693

TEMPORARY CASH INVESTMENTS (3) (Cost: $134,400) 0.4%					134,400

TOTAL INVESTMENTS (Cost: $46,023,853) 99.8%					35,886,158

OTHER NET ASSETS 0.2%					68,026

NET ASSETS 100.0%					$35,954,184

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (6.0%)
Airgas, Inc.	3,482	135,763
Albemarle Corp.	3,926	87,550
AptarGroup, Inc.	2,904	102,337
Ashland, Inc.	2,846	29,911
Cabot Corp.	2,814	43,054
Carpenter Technology Corp.	1,896	38,944
Chemtura Corp.	10,431	14,603
Cliffs Natural Resources, Inc.	4,883	125,054
Commercial Metals Co.	4,895	58,104
Cytec Industries, Inc.	2,027	43,013
Ferro Corp.	1,878	13,240
FMC Corp.	3,184	142,420
Greif, Inc. Cl A	1,463	48,908
Louisiana-Pacific Corp.	3,910	6,100
Lubrizol Corp.	2,893	105,276
Martin Marietta Materials, Inc	1,782	172,997
Minerals Technologies, Inc.	806	32,965
Olin Corp.	3,307	59,791
Packaging Corp. of America	4,405	59,291
Reliance Steel & Aluminum Co.	2,743	54,695
RPM International, Inc.	5,537	73,587
Scotts Miracle-Gro Co. Cl A	1,884	55,992
Sensient Technologies Corp.	2,080	49,670
Sonoco Products Co.	4,290	99,356
Steel Dynamics, Inc.	6,956	77,768
Temple-Inland, Inc.	4,582	21,994
Terra Industries, Inc.	4,393	73,231
Valspar Corp.	4,293	77,660
Worthington Industries, Inc.	2,577	28,399
		1,931,673
CONSUMER, CYCLICAL (12.4%)
99 Cents Only Stores*	2,016	22,035
Advance Auto Parts, Inc.	4,073	137,056
Aeropostale, Inc.*	2,872	46,239
American Eagle Outfitters, Inc.	8,869	83,014
American Greetings Corp. Cl A	1,953	14,784
AnnTaylor Stores Corp.*	2,458	14,183
ArvinMeritor, Inc.	3,175	9,049
Barnes & Noble, Inc.	1,585	23,775
Belo Corp. Cl A	3,781	5,898
Blyth, Inc.	1,039	8,146
Bob Evans Farms, Inc.	1,321	26,988
BorgWarner, Inc.	4,981	108,436
Boyd Gaming Corp.	2,451	11,593

Brink’s Home Security Hldgs., Inc.*	1,752	38,404
Brinker International, Inc.	4,381	46,176
Callaway Golf Co.	2,783	25,854
Career Education Corp.*	3,165	56,780
CarMax, Inc.*	9,482	74,718
Cheesecake Factory, Inc.*	2,570	25,952
Chico’s FAS, Inc.*	7,627	31,881
Chipotle Mexican Grill, Inc. Cl A*	1,416	87,764
Coldwater Creek, Inc.*	2,040	5,814
Collective Brands, Inc.*	2,741	32,125
Corinthian Colleges, Inc.*	3,682	60,274
DeVry, Inc.	2,650	152,137
Dick’s Sporting Goods, Inc.*	3,660	51,643
Dollar Tree, Inc.*	3,898	162,936
DreamWorks Animation SKG Cl A*	3,315	83,737
Foot Locker, Inc.	6,664	48,914
Furniture Brands Int’l., Inc.	1,781	3,936
Gentex Corp.	6,009	53,059
Guess?, Inc.	2,587	39,710
Hanesbrands, Inc.*	4,021	51,268
Harte-Hanks, Inc.	1,630	10,171
Hovnanian Enterprises, Inc. Cl A*	2,176	3,743
International Speedway Corp. Cl A	1,195	34,332
ITT Educational Svcs., Inc.*	1,351	128,318
J. Crew Group, Inc.*	2,231	27,218
Lamar Advertising Co. Cl A*	3,267	41,034
Life Time Fitness, Inc.*	1,503	19,464
LKQ Corp.*	6,083	70,928
Marvel Entertainment, Inc.*	2,107	64,790
Matthews International Corp. Cl A	1,315	48,234
MDC Hldgs., Inc.	1,582	47,935
Modine Manufacturing Co.	1,411	6,872
Mohawk Industries, Inc.*	2,409	103,515
Netflix, Inc.*	1,792	53,563
NVR, Inc.*	233	106,306
O’Reilly Automotive, Inc.*	5,787	177,892
Pacific Sunwear of California, Inc.*	2,822	4,487
PetSmart, Inc.	5,468	100,885
Phillips-Van Heusen Corp.	2,214	44,568
Priceline.com, Inc.*	1,746	128,593
Regis Corp.	1,858	26,997
Rent-A-Center, Inc.*	2,872	50,691
Ross Stores, Inc.	5,566	165,477
Ryland Group, Inc.	1,838	32,477
Saks, Inc.*	6,112	26,771
Scholastic Corp.	1,139	15,468
Scientific Games Corp. Cl A*	2,797	49,059
Service Corp. International	10,995	54,645

Sotheby’s	2,891	25,701
Strayer Education, Inc.	608	130,361
The Warnaco Group, Inc.*	2,006	39,378
Thor Industries, Inc.	1,524	20,086
Timberland Co. Cl A*	1,979	22,857
Toll Brothers, Inc.*	5,604	120,094
Tupperware Brands Corp.	2,668	60,564
Under Armour, Inc. Cl A*	1,565	37,310
Urban Outfitters, Inc.*	4,906	73,492
Wendy’s/Arby’s Group, Inc.	17,985	88,846
Wiley (John) & Sons, Inc. Cl A	1,842	65,538
Williams-Sonoma, Inc.	3,726	29,286
		4,002,224
CONSUMER, NON-CYCLICAL (4.0%)
Alberto-Culver Co.	3,666	89,854
BJ’s Wholesale Club, Inc.*	2,530	86,678
Church & Dwight Co., Inc.	3,016	169,258
Corn Products Int’l., Inc.	3,204	92,435
Energizer Hldgs., Inc.*	2,508	135,783
Flowers Foods, Inc.	3,391	82,605
Hansen Natural Corp.*	3,181	106,659
Hormel Foods Corp.	3,016	93,737
Lancaster Colony Corp.	854	29,292
NBTY, Inc.*	2,358	36,903
PepsiAmericas, Inc.	2,465	50,187
Ralcorp Hldgs., Inc.*	2,424	141,562
Ruddick Corp.	1,680	46,452
Smithfield Foods, Inc.*	5,111	71,912
Tootsie Roll Industries, Inc.	1,112	28,478
Universal Corp.	1,075	32,110
		1,293,905
ENERGY (5.7%)
Arch Coal, Inc.	6,146	100,118
Bill Barrett Corp.*	1,592	33,639
Cimarex Energy Co.	3,582	95,926
Comstock Resources, Inc.*	1,979	93,508
Denbury Resources, Inc.*	10,627	116,047
Encore Aquisition Co.*	2,270	57,930
Exterran Hldgs., Inc.*	2,784	59,299
FMC Technologies, Inc.*	5,379	128,182
Forest Oil Corp.*	4,178	68,895
Frontier Oil Corp.	4,470	56,456
Helix Energy Solutions Group*	3,951	28,605
Helmerich & Payne, Inc.	4,526	102,967
Mariner Energy, Inc.*	3,822	38,984
Newfield Exploration Co.*	5,689	112,358
Oceaneering Int’l., Inc.*	2,343	68,275

Overseas Shipholding Group, Inc.	1,085	45,689
Patriot Coal Corp.*	2,730	17,063
Patterson-UTI Energy, Inc.	6,651	76,553
Plains Exploration & Production Co.*	4,629	107,578
Pride International, Inc.*	7,445	118,971
Quicksilver Resources, Inc.*	4,809	26,786
Southern Union Co.	5,333	69,542
Superior Energy Services, Inc.*	3,335	53,127
Tidewater, Inc.	2,214	89,158
Unit Corp.*	2,033	54,322
		1,819,978
FINANCIAL (18.7%)
Affiliated Managers Group, Inc.*	1,767	74,073
Alexandria Real Estate Equities, Inc.	1,386	83,631
AMB Property Corp	4,237	99,231
American Financial Group, Inc.	3,230	73,902
AmeriCredit Corp.*	5,002	38,215
Apollo Investment Corp.	6,118	56,959
Associated Banc-Corp.	5,494	114,989
Astoria Financial Corp.	3,464	57,087
BancorpSouth, Inc.	3,110	72,650
Bank of Hawaii Corp.	2,052	92,689
Berkley (W.R.) Corp.	5,965	184,915
BRE Properties, Inc.	2,198	61,500
Brown & Brown, Inc.	4,991	104,312
Camden Property Trust	2,288	71,706
Cathay General Bancorp	2,130	50,588
City National Corp.	1,741	84,787
Colonial BancGroup, Inc.	8,708	18,026
Commerce Bancshares, Inc.	2,837	124,686
Cousins Properties, Inc.	1,879	26,024
Cullen/Frost Bankers, Inc.	2,552	129,335
Duke Realty Corp.	6,339	69,475
Eaton Vance Corp.	4,992	104,882
Equity One, Inc.	1,418	25,099
Essex Property Trust, Inc.	1,153	88,493
Everest Re Group Ltd.	2,642	201,157
Federal Realty Investment Trust	2,537	157,497
Fidelity Nat’l. Financial, Inc. Cl A	9,111	161,720
First American Corp.	3,995	115,416
First Niagara Financial Group, Inc.	5,099	82,451
FirstMerit Corp.	3,483	71,715
Fulton Financial Corp.	7,527	72,410
Gallagher (Arthur J.) & Co.	4,087	105,894
Hanover Insurance Group, Inc.	2,197	94,405
HCC Insurance Hldgs., Inc.	4,934	131,985
Health Care REIT, Inc.	4,450	187,789
Highwoods Properties, Inc.	2,734	74,802

Horace Mann Educators Corp.	1,678	15,421
Hospitality Properties Trust	4,043	60,119
Jefferies Group, Inc.	5,204	73,168
Jones Lang LaSalle, Inc.	1,484	41,107
Liberty Property Trust	4,222	96,388
Mack-Cali Realty Corp.	2,834	69,433
Mercury General Corp.	1,528	70,273
Nationwide Health Pptys., Inc.	4,274	122,749
New York Community Bancorp, Inc.	14,806	177,080
Old Republic Int’l. Corp.	9,926	118,318
OMEGA Healthcare Investors, Inc.*	3,373	53,867
PacWest Bancorp	1,051	28,272
PMI Group, Inc.	2,985	5,821
Potlatch Corp.	1,702	44,269
Protective Life Corp.	3,007	43,150
Raymond James Financial, Inc.	4,149	71,072
Rayonier, Inc.	3,391	106,308
Realty Income Corp.	4,485	103,828
Regency Centers Corp.	3,011	140,614
Reinsurance Grp. of America, Inc.	3,121	133,641
SEI Investments Co.	5,739	90,160
SL Green Realty Corp	2,555	66,175
StanCorp Financial Group, Inc.	2,105	87,926
SVB Financial Group*	1,411	37,011
Synovus Financial Corp.	12,078	100,247
TCF Financial Corp.	4,953	67,658
The Macerich Co.	3,274	59,456
UDR, Inc.	5,858	80,782
Unitrin, Inc.	2,118	33,761
Valley National Bancorp*	5,840	118,260
Waddell & Reed Financial, Inc. Cl A	3,648	56,398
Washington Federal, Inc.	3,785	56,624
Webster Financial Corp.	2,268	31,253
Weingarten Realty Investors	3,333	68,960
Westamerica Bancorporation	1,244	63,631
Wilmington Trust Corp.	2,929	65,141
		6,022,836
HEALTHCARE (10.1%)
Advanced Medical Optics, Inc.*	2,241	14,813
Affymetrix, Inc.*	3,017	9,021
Beckman Coulter, Inc.	2,696	118,462
Bio-Rad Laboratories, Inc. Cl A*	822	61,905
Cerner Corp.*	2,927	112,543
Charles River Laboratories Int’l., Inc.*	2,914	76,347
Community Health Systems, Inc.*	4,012	58,495
Covance, Inc.*	2,722	125,294
Edwards Lifesciences Corp.*	2,394	131,550
Endo Pharmaceuticals Hldgs., Inc.*	5,036	130,332

Gen-Probe, Inc.*	2,339	100,203
Health Management Associates, Inc. Cl A*	10,496	18,788
Health Net, Inc.*	4,460	48,569
Hill-Rom Hldgs., Inc.	2,689	44,261
Hologic, Inc.*	11,022	144,058
IDEXX Laboratories, Inc.*	2,562	92,437
Kindred Healthcare, Inc.*	1,289	16,783
Kinetic Concepts, Inc.*	2,410	46,224
LifePoint Hospitals, Inc.*	2,298	52,486
Lincare Hldgs., Inc.*	3,200	86,176
Masimo Corp.*	2,060	61,450
Medicis Pharmaceutical Corp. Cl A	2,440	33,916
Omnicare, Inc.	4,480	124,365
Perrigo Co.	3,340	107,915
Pharmaceutical Product Development, Inc.	5,072	147,139
Psychiatric Solutions, Inc.*	2,406	67,007
ResMed, Inc.*	3,256	122,035
Schein (Henry), Inc.*	3,844	141,036
Sepracor, Inc.*	4,683	51,419
STERIS Corp.	2,537	60,609
Techne Corp.	1,636	105,555
Teleflex, Inc.	1,704	85,370
Thoratec Corp.*	2,412	78,366
United Therapeutics Corp.*	999	62,487
Universal Health Svcs., Inc. Cl B	2,179	81,865
Valeant Pharmaceuticals Int’l.*	3,506	80,287
Varian, Inc.*	1,246	41,753
VCA Antech, Inc.*	3,641	72,383
Vertex Pharmaceuticals, Inc.*	6,473	196,645
WellCare Health Plans, Inc.*	1,791	23,032
		3,233,381
INDUSTRIAL (12.8%)
AGCO Corp.*	3,947	93,110
AirTran Hldgs., Inc.*	5,043	22,391
Alaska Air Group, Inc.*	1,558	45,572
Alexander & Baldwin, Inc.	1,776	44,507
Alliant TechSystems, Inc.*	1,407	120,664
Ametek, Inc.	4,591	138,694
BE Aerospace, Inc.*	4,279	32,906
Bucyrus International, Inc.	3,220	59,634
Carlisle Cos., Inc.	2,621	54,255
Clean Harbors, Inc.*	867	55,002
Con-way, Inc.	1,971	52,429
Copart, Inc.*	2,725	74,093
Corporate Executive Board Co.	1,464	32,296
Corrections Corp. of America*	5,407	88,459
Crane Co.	2,081	35,876
Deluxe Corp.	2,200	32,912

Donaldson Co., Inc.	3,310	111,382
Dycom Industries, Inc.*	1,690	13,892
Federal Signal Corp.	2,040	16,748
FTI Consulting, Inc.*	2,186	97,670
GATX Corp.	2,092	64,789
Graco, Inc.	2,560	60,749
Granite Construction, Inc.	1,415	62,161
Harsco Corp.	3,593	99,454
HNI Corp.	1,904	30,159
Hubbell, Inc. Cl B	2,414	78,890
Hunt (J.B.) Transport Svcs., Inc.	3,523	92,549
IDEX Corp.	3,555	85,853
JetBlue Airways Corp*	7,882	55,962
Joy Global, Inc.	4,637	106,141
Kansas City Southern*	3,927	74,809
KBR, Inc.	6,949	105,625
Kelly Svcs., Inc. Cl A	1,179	15,339
Kennametal, Inc.	3,145	69,788
Korn/Ferry International*	1,925	21,984
Lincoln Electric Hldgs., Inc.	1,840	93,711
Manpower, Inc.	3,354	114,002
Miller (Herman), Inc.	2,307	30,060
Mine Safety Appliances Co.	1,276	30,509
MPS Group, Inc.*	3,971	29,902
MSC Industrial Direct Co., Inc. Cl A	1,928	71,008
Navigant Consulting, Inc.*	2,013	31,946
Nordson Corp.	1,465	47,305
Oshkosh Corp.	3,201	28,457
Pentair, Inc.	4,243	100,432
Quanta Services, Inc.*	8,487	168,043
Rollins, Inc.	1,776	32,110
Roper Industries, Inc.	3,859	167,519
Shaw Group, Inc.*	3,593	73,549
SPX Corp.	2,341	94,928
Terex Corp.*	4,082	70,700
The Brink’s Co.	1,752	47,094
Thomas & Betts Corp.*	2,405	57,768
Timken Co.	3,655	71,748
Trinity Industries, Inc.	3,421	53,915
United Rentals, Inc.*	2,576	23,493
URS Corp.*	3,592	146,446
Wabtec Corp.	2,086	82,919
Waste Connections, Inc.*	3,429	108,254
Werner Enterprises, Inc.	1,829	31,715
Woodward Governor Co.	2,346	54,005
YRC Worldwide, Inc.*	2,549	7,316
		4,115,598

TECHNOLOGY (11.1%)
3Com Corp.*	17,476	39,845
ACI Worldwide, Inc.*	1,502	23,882
Acxiom Corp.	2,922	23,697
ADC Telecommunications, Inc.*	5,065	27,706
Adtran, Inc.	2,357	35,072
Advent Software, Inc.*	714	14,259
Alliance Data Systems Corp.*	2,776	129,167
Ansys, Inc.*	3,859	107,628
Arrow Electronics, Inc.*	5,132	96,687
Atmel Corp.*	19,270	60,315
Avnet, Inc.*	6,481	118,019
Avocent Corp.*	1,927	34,513
Broadridge Financial Solutions, Inc.	6,083	76,281
Cadence Design Systems, Inc.*	11,195	40,974
CommScope, Inc.*	3,027	47,040
Cree, Inc.*	3,800	60,306
Diebold, Inc.	2,843	79,860
Digital River, Inc.*	1,596	39,581
DST Systems, Inc.*	1,750	66,465
F5 Networks, Inc.*	3,426	78,318
FactSet Research Systems, Inc.	1,813	80,207
Fair Isaac Corp.	2,081	35,086
Fairchild Semiconductor Int’l., Inc.*	5,340	26,113
Gartner, Inc.*	2,549	45,449
Global Payments, Inc.	3,450	113,126
Henry (Jack) & Associates, Inc.	3,636	70,575
Imation Corp.	1,293	17,546
Ingram Micro, Inc. Cl A*	7,091	94,948
Integrated Device Technology, Inc.*	7,271	40,790
International Rectifier Corp.*	3,135	42,323
Intersil Corp. Cl A	5,284	48,560
Lam Research Corp.*	5,375	114,380
Lender Processing Svcs., Inc.	3,606	106,197
Macrovision Solutions Corp.*	3,589	45,401
ManTech International Corp. Cl A*	899	48,717
Mentor Graphics Corp.*	3,973	20,540
Metavante Technologies, Inc.*	3,861	62,201
Mettler-Toledo Int’l., Inc.*	1,442	97,191
National Instruments Corp.	2,453	59,755
NCR Corp.*	6,788	95,982
NeuStar, Inc. Cl A*	3,392	64,889
Palm, Inc.*	4,722	14,497
Parametric Technology Corp.*	4,999	63,237
Plantronics, Inc.	2,101	27,733
Polycom, Inc.*	3,580	48,366
RF Micro Devices, Inc.*	11,319	8,829
SAIC, Inc.*	8,721	169,885
Semtech Corp.*	2,599	29,291

Silicon Laboratories, Inc.*	1,990	49,312
SRA International, Inc. Cl A*	1,811	31,240
Sybase, Inc.*	3,487	86,373
Synopsys, Inc.*	6,198	114,787
Tech Data Corp.*	2,152	38,392
Trimble Navigation Ltd.*	5,143	111,140
ValueClick, Inc.*	3,732	25,527
Vishay Intertechnology, Inc.*	8,025	27,446
Western Digital Corp.*	9,531	109,130
Wind River Systems, Inc.*	2,919	26,359
Zebra Technologies Corp. Cl A*	2,727	55,249
		3,566,384
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	9,911	19,128
Telephone & Data Systems, Inc.	4,579	145,383
		164,511
UTILITIES (7.3%)
AGL Resources, Inc.	3,303	103,549
Alliant Energy Corp.	4,751	138,634
Aqua America, Inc.	5,814	119,710
Black Hills Corp.	1,650	44,484
DPL, Inc.	4,988	113,926
Energen Corp.	3,085	90,483
Great Plains Energy, Inc.	5,116	98,892
Hawaiian Electric Industries, Inc.	3,877	85,837
IDACORP, Inc.	1,960	57,722
MDU Resources Group	7,901	170,504
National Fuel Gas Co.	3,404	106,647
Northeast Utilities	6,698	161,154
NSTAR	4,595	167,672
NV Energy, Inc.	10,072	99,612
OGE Energy Corp.	3,991	102,888
Oneok, Inc.	4,495	130,894
PNM Resources, Inc.	3,720	37,498
Puget Energy, Inc.	5,578	152,112
UGI Corp.	4,641	113,333
Vectren Corp.	3,483	87,110
Westar Energy, Inc.	4,658	95,536
WGL Hldgs., Inc.	2,150	70,284
		2,348,481
TOTAL COMMON STOCKS (Cost: $41,809,566) 88.6%		28,498,971

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	400,000	399,973
U.S. Treasury Bill (1)	AAA	0.30	02/05/09	100,000	99,971
U.S. Treasury Bill (1)	AAA	1.07	01/02/09	300,000	299,991
					799,935
U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	AAA	0.02	01/22/09	200,000	199,998

COMMERCIAL PAPER (7.0%)
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	780,000	779,822
Unilever Capital Corp.†	A-1	0.05	01/02/09	700,000	699,995
Washington Post Co.†	A-1	0.03	01/05/09	780,000	779,992
					2,259,809
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,259,770) 10.1%					3,259,742

TEMPORARY CASH INVESTMENTS (3) (Cost: $105,100) 0.3%					105,100

TOTAL INVESTMENTS (Cost: $45,174,436) 99.0%					31,863,813

OTHER NET ASSETS 1.0%					310,214

NET ASSETS 100.0%					$32,174,027

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)

COMMON STOCKS:
BASIC MATERIALS (7.8%)
Crown Hldgs., Inc.*	6,286	120,686
Cytec Industries, Inc.	1,296	27,501
Horsehead Hldg. Corp.*	2,298	10,801
Louisiana-Pacific Corp.	4,230	6,599
Silgan Hldgs., Inc.	1,420	67,890
Taseko Mines Ltd.*	10,262	5,849
		239,326

CONSUMER, CYCLICAL (7.1%)
Dillard’s, Inc. Cl A	7,436	29,521
Landry’s Restaurants, Inc.	988	11,461
Pep Boys - Manny, Moe & Jack	4,212	17,396
Rent-A-Center, Inc.*	2,324	41,019
Tupperware Brands Corp.	3,465	78,656
Wolverine World Wide, Inc.	1,858	39,092
		217,145

CONSUMER, NON-CYCLICAL (7.3%)
American Italian Pasta Co. Cl A*	4,064	90,790
Casey’s General Stores, Inc.	460	10,474
Chattem, Inc.*	218	15,594
Flowers Foods, Inc.	466	11,352
Great Atlantic & Pacific Tea Co., Inc.*	5,730	35,927
Ralcorp Hldgs., Inc.*	321	18,746
Vector Group Ltd.	3,048	41,514
		224,397

ENERGY (1.0%)
CNX Gas Corp.*	501	13,677
Superior Well Services, Inc.*	753	7,530
T-3 Energy Services, Inc.*	364	3,436
Trico Marine Services, Inc.*	1,554	6,946
		31,589

FINANCIAL (38.2%)
Ashford Hospitality Trust, Inc.	8,652	9,950
Aspen Insurance Hldgs. Ltd.	2,382	57,764
BancFirst Corp.	502	26,566
Bank Mutual Corp.	5,289	61,035
Brookline Bancorp, Inc.	5,348	56,956
CapLease, Inc.	820	1,419
Ellington Financial LLC†	1,700	34,000
FelCor Lodging Trust, Inc.	3,770	6,937
First Niagara Financial Group, Inc.	4,056	65,586
Glacier Bancorp, Inc.	2,709	51,525
Highwoods Properties, Inc.	1,636	44,761
IBERIABANK Corp.	531	25,488
iShares Russell 2000 Index Fund	625	30,794
iShares Russell 2000 Value Index Fund	630	30,977
Marlin Business Svcs. Corp.*	2,883	7,640
Meadowbrook Insurance Group, Inc.	5,629	36,251
Medical Properties Trust, Inc.	2,307	14,557
MFA Mortgage Investment, Inc.	5,916	34,845

Mid-America Apt. Communities, Inc.	604	22,445
Nara Bancorp, Inc.	1,437	14,126
National Penn Bancshares, Inc.	3,777	54,804
NewAlliance Bancshares, Inc.	4,434	58,396
Pennsylvania REIT	1,542	11,488
PMA Capital Corp. Cl A*	4,190	29,665
ProAssurance Corp.*	931	49,138
Realty Income Corp.	1,656	38,336
S.Y. Bancorp, Inc.	1,519	41,773
SeaBright Insurance Hldgs., Inc.*	3,176	37,286
Senior Housing Pptys. Trust	2,036	36,485
SPDR KBW Regional Banking ETF	2,023	58,991
Trico Bancshares	1,540	38,454
Westamerica Bancorporation	1,081	55,293
Westfield Financial, Inc.	2,854	29,453
		1,173,184

HEALTHCARE (4.5%)
Alphatec Hldgs., Inc.*	6,399	15,038
American Medical Systems Hldgs., Inc.*	1,277	11,480
Animal Health Int’l., Inc.*	2,250	4,793
Conceptus, Inc.*	1,840	28,005
Conmed Corp.*	594	14,220
Enzon Pharmaceuticals, Inc.*	9,015	52,557
Sepracor, Inc.*	1,058	11,617
		137,710

INDUSTRIAL (12.1%)
Aircastle Ltd.	3,682	17,600
Alaska Air Group, Inc.*	2,756	80,613
Cornell Cos., Inc.*	1,449	26,937
CRA International, Inc.*	1,048	28,223
Dollar Thrifty Automotive Grp.*	6,821	7,435
Genesee & Wyoming, Inc. Cl A*	1,163	35,472
Mueller Industries, Inc.	3,554	89,134
Old Dominion Freight Line, Inc.*	1,637	46,589
Perini Corp.*	1,780	41,616
		373,619

TECHNOLOGY (8.3%)
Anixter International, Inc.*	485	14,608
Data Domain, Inc.*	1,421	26,715
Global Cash Access Hldgs., Inc.*	4,063	9,020
Informatica Corp.*	1,963	26,952
Littelfuse, Inc.*	350	5,810
Microsemi Corp.*	579	7,319
MKS Instruments, Inc.*	1,025	15,160
Parametric Technology Corp.*	2,790	35,294
Semtech Corp.*	574	6,469
Sybase, Inc.*	1,311	32,473
Tech Data Corp.*	571	10,187
Technitrol, Inc.	1,703	5,926
TIBCO Software, Inc.*	4,108	21,321
Websense, Inc.*	2,430	36,377
		253,631

TELECOMMUNICATIONS (2.4%)
Consolidated Comms. Hldgs., Inc.	1,369	16,264
Iowa Telecommunications Svcs., Inc.	2,179	31,116
Syniverse Hldgs., Inc.*	2,251	26,877
		74,257

UTILITIES (7.5%)
Avista Corp.	2,520	48,838
Black Hills Corp.	780	21,029
Northwest Natural Gas Co.	663	29,324
NV Energy, Inc.	1,992	19,701
PNM Resources, Inc.	1,858	18,729
Unisource Energy Corp.	1,680	49,325
Westar Energy, Inc.	2,177	44,650
		231,596

TOTAL COMMON STOCKS (Cost: $3,842,885) 96.2%		2,956,454

TEMPORARY CASH INVESTMENTS (4) (Cost: $100,000) 3.3%		100,000

TOTAL INVESTMENTS (Cost: $3,942,885) 99.5%		3,056,454

OTHER NET ASSETS 0.5%		15,043

NET ASSETS 100.0%		$3,071,497

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.4%)
Royal Gold, Inc.	915	45,027
Silgan Hldgs., Inc.	403	19,267
		64,294

CONSUMER, CYCLICAL (11.6%)
Aeropostale, Inc.*	1,306	21,027
ArvinMeritor, Inc.	3,078	8,772
California Pizza Kitchen, Inc.*	2,895	31,034
Corinthian Colleges, Inc.*	1,304	21,346
DeVry, Inc.	235	13,491
Gymboree Corp.*	934	24,368
Leapfrog Enterprises, Inc.*	2,658	9,303
Netflix, Inc.*	1,204	35,988
P.F. Chang’s China Bistro, Inc.*	910	19,055
Sonic Corp.*	1,599	19,460
Tupperware Brands Corp.	1,536	34,867
WMS Industries, Inc.*	1,517	40,807
Wolverine World Wide, Inc.	1,241	26,111
		305,629

CONSUMER, NON-CYCLICAL (2.5%)
Chattem, Inc.*	279	19,957
Ralcorp Hldgs., Inc.*	543	31,711
Vector Group Ltd.	1,061	14,451
		66,119

ENERGY (5.0%)
CNX Gas Corp.*	475	12,968
Concho Resources, Inc.*	1,329	30,328
Dresser-Rand Group, Inc.*	733	12,644
Dril-Quip, Inc.*	639	13,106
Penn Virginia Corp.	999	25,954
Pride International, Inc.*	775	12,385
T-3 Energy Services, Inc.*	1,575	14,868
Willbros Group, Inc.*	1,128	9,554
		131,807

FINANCIAL (13.7%)
Glacier Bancorp, Inc.	1,281	24,365
iShares Russell 2000 Growth Index Fund	1,840	93,581
iShares Russell Microcap Index Fund	404	12,867
MSCI, Inc. Cl A*	568	10,088
NewAlliance Bancshares, Inc.	1,470	19,360
Realty Income Corp.	1,423	32,942
Senior Housing Pptys. Trust	1,529	27,400
SPDR KBW Regional Banking ETF	1,278	37,266
Stifel Financial Corp.*	959	43,970
Tower Group, Inc.	780	22,004
Westamerica Bancorporation	777	39,744
		363,587

HEALTHCARE (23.1%)
Abiomed, Inc.*	1,908	31,329
Acorda Therapeutics, Inc.*	597	12,244

Alexion Pharmaceuticals, Inc.*	874	31,630
Allscripts Healthcare Solution	1,898	18,828
Almost Family, Inc.*	605	27,213
Alnylam Pharmaceuticals, Inc.*	677	16,742
Alphatec Hldgs., Inc.*	5,134	12,065
American Medical Systems Hldgs., Inc.*	2,755	24,767
Auxilium Pharmaceuticals, Inc.*	420	11,945
Cepheid*	550	5,709
Conceptus, Inc.*	1,245	18,949
Conmed Corp.*	971	23,246
Enzon Pharmaceuticals, Inc.*	5,563	32,432
ev3, Inc.*	1,815	11,072
Immucor, Inc.*	1,222	32,481
Isis Pharmaceuticals, Inc.*	816	11,571
Landauer, Inc.	411	30,126
Magellan Health Svcs., Inc.*	1,065	41,705
MedAssets, Inc.*	1,993	29,098
Myriad Genetics, Inc.*	458	30,347
Neogen Corp.*	915	22,857
Onyx Pharmaceuticals, Inc.*	594	20,291
OSI Pharmaceuticals, Inc.*	612	23,899
Owens & Minor, Inc.	577	21,724
Psychiatric Solutions, Inc.*	650	18,103
Seattle Genetics, Inc.*	1,897	16,959
STERIS Corp.	1,028	24,559
United Therapeutics Corp.*	145	9,070
		610,961

INDUSTRIAL (20.3%)
Actuant Corp. Cl A	726	13,809
Astec Industries, Inc.*	1,079	33,805
AZZ, Inc.*	893	22,414
Belden, Inc.	748	15,618
Comfort Systems USA, Inc.	1,903	20,286
Curtiss-Wright Corp.	614	20,501
DXP Enterprises, Inc.*	1,021	14,917
Exponent, Inc.*	845	25,418
Genesee & Wyoming, Inc. Cl A*	1,357	41,389
Hub Group, Inc. Cl A*	781	20,720
Huron Consulting Group, Inc.*	832	47,649
Insteel Industries, Inc.	1,549	17,488
JetBlue Airways Corp*	4,973	35,308
Old Dominion Freight Line, Inc.*	1,250	35,575
Perini Corp.*	638	14,916
Powell Industries, Inc.*	432	12,537
RBC Bearings, Inc.*	558	11,316
Sauer-Danfoss, Inc.	626	5,478
Stanley, Inc.*	749	27,129
Sun Hydraulics Corp.	1,283	24,172
Teledyne Technologies, Inc.*	434	19,335
Waste Connections, Inc.*	540	17,048
Watson Wyatt Worldwide, Inc. Cl A	493	23,575
Woodward Governor Co.	748	17,219
		537,622

TECHNOLOGY (15.6%)
Ansys, Inc.*	752	20,973

Data Domain, Inc.*	1,629	30,625
FormFactor, Inc.*	891	13,009
Forrester Research, Inc.*	300	8,463
Harmonic, Inc.*	3,137	17,599
Informatica Corp.*	2,830	38,856
L-1 Identity Solutions, Inc.*	2,085	14,053
Littelfuse, Inc.*	523	8,682
Microsemi Corp.*	1,935	24,458
MKS Instruments, Inc.*	1,082	16,003
Monolithic Power Systems, Inc.*	1,148	14,476
Omniture, Inc.*	1,378	14,662
Parametric Technology Corp.*	2,170	27,451
Plexus Corp.*	1,293	21,916
Semtech Corp.*	1,698	19,136
Sybase, Inc.*	1,485	36,783
Trimble Navigation Ltd.*	650	14,047
ViaSat, Inc.*	1,422	34,242
Websense, Inc.*	2,427	36,332
		411,766

TELECOMMUNICATIONS (1.9%)
Consolidated Comms. Hldgs., Inc.	2,061	24,485
Syniverse Hldgs., Inc.*	2,083	24,871
		49,356

UTILITIES (1.9%)
ALLETE, Inc.	601	19,394
Avista Corp.	1,643	31,841
		51,235

TOTAL COMMON STOCKS (Cost: $3,139,860) 98.0%		2,592,376

TEMPORARY CASH INVESTMENTS (4) (Cost: $100,000) 3.8%		100,000

TOTAL INVESTMENTS (Cost: $3,239,860) 101.8%		2,692,376

OTHER NET ASSETS (1.8%)		(47,068)

NET ASSETS 100.0%		$2,645,308

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.5%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,994,445
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,153,004
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,956,831
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	303,223
					5,407,503
U.S. GOVERNMENT AGENCIES (50.0%)
MORTGAGE-BACKED OBLIGATIONS (41.4%)
FHARM	AAA	5.26	04/01/37	280,158	282,743
FHARM	AAA	5.28	02/01/36	354,916	360,731
FHARM	AAA	5.45	05/01/37	493,238	503,977
FHLMC	AAA	5.00	02/01/26	221,333	227,368
FHLMC	AAA	5.43	04/01/37	219,199	222,592
FHLMC	AAA	5.50	10/01/18	157,106	162,505
FHLMC	AAA	5.50	03/01/21	212,642	219,684
FHLMC	AAA	5.50	08/15/33	291,658	300,854
FHLMC	AAA	5.79	03/01/37	311,038	317,112
FHLMC	AAA	6.00	07/15/29	243,498	252,560
FHLMC	AAA	6.00	03/15/32	297,481	307,807
FNMA	AAA	4.00	05/01/19	276,263	280,790
FNMA	AAA	4.50	05/01/18	166,231	170,980
FNMA	AAA	4.50	02/01/19	77,660	79,685
FNMA	AAA	4.50	05/01/19	213,365	218,928
FNMA	AAA	4.50	06/01/19	234,086	240,189
FNMA	AAA	4.50	05/01/34	133,030	135,154
FNMA	AAA	4.50	06/01/34	264,329	268,549
FNMA	AAA	5.00	04/01/18	256,973	265,279
FNMA	AAA	5.00	09/01/18	127,477	131,597
FNMA	AAA	5.00	10/01/20	312,790	321,922
FNMA	AAA	5.00	06/01/33	673,277	689,190
FNMA	AAA	5.00	09/01/33	198,040	202,721
FNMA	AAA	5.00	11/01/33	524,889	537,295
FNMA	AAA	5.00	03/01/34	145,518	148,957
FNMA	AAA	5.00	04/01/34	148,513	151,931
FNMA	AAA	5.00	04/01/34	102,790	105,155
FNMA	AAA	5.00	04/01/35	304,778	311,601
FNMA	AAA	5.00	06/01/35	209,688	214,382
FNMA	AAA	5.00	09/01/35	384,406	393,011
FNMA	AAA	5.50	04/01/17	14,490	15,002
FNMA	AAA	5.50	05/01/17	14,163	14,663
FNMA	AAA	5.50	06/01/17	33,278	34,452
FNMA	AAA	5.50	09/01/19	91,176	94,224
FNMA	AAA	5.50	08/01/25	270,046	277,505
FNMA	AAA	5.50	07/01/33	263,371	270,625
FNMA	AAA	5.50	09/01/33	147,592	151,657
FNMA	AAA	5.50	10/01/33	381,506	392,014
FNMA	AAA	5.50	03/01/34	143,731	147,689
FNMA	AAA	5.50	03/01/34	88,146	90,574
FNMA	AAA	5.50	07/01/34	252,576	259,374
FNMA	AAA	5.50	09/01/34	759,282	779,720

FNMA	AAA	5.50	09/01/34	188,378	193,449
FNMA	AAA	5.50	10/01/34	127,998	131,443
FNMA	AAA	5.50	02/01/35	187,279	192,321
FNMA	AAA	5.50	02/01/35	173,088	177,639
FNMA	AAA	5.50	04/01/35	268,987	276,059
FNMA	AAA	5.50	08/01/35	297,705	305,533
FNMA	AAA	5.50	11/01/35	306,978	315,049
FNMA	AAA	5.50	06/01/37	445,875	457,573
FNMA	AAA	5.50	06/01/48	220,373	220,373
FNMA	AAA	6.00	04/01/23	207,610	214,672
FNMA	AAA	6.00	01/01/25	358,527	370,317
FNMA	AAA	6.00	03/01/28	293,012	302,133
FNMA	AAA	6.00	03/01/32	26,274	27,174
FNMA	AAA	6.00	04/01/32	41,187	42,560
FNMA	AAA	6.00	04/01/32	19,317	19,961
FNMA	AAA	6.00	05/01/32	44,473	45,955
FNMA	AAA	6.00	05/01/33	276,462	285,502
FNMA	AAA	6.00	09/01/34	293,403	302,767
FNMA	AAA	6.00	10/01/34	370,083	381,895
FNMA	AAA	6.00	11/01/34	231,775	239,172
FNMA	AAA	6.00	12/01/36	318,471	328,238
FNMA	AAA	6.00	01/01/37	269,152	277,406
FNMA	AAA	6.00	05/01/37	291,869	296,221
FNMA	AAA	6.00	07/01/37	286,484	295,253
FNMA	AAA	6.00	08/01/37	424,278	437,266
FNMA	AAA	6.00	12/01/37	145,086	149,527
FNMA	AAA	6.00	02/25/47	156,720	159,365
FNMA	AAA	6.50	09/01/16	7,367	7,665
FNMA	AAA	6.50	03/01/17	19,856	20,631
FNMA	AAA	6.50	05/01/17	8,509	8,841
FNMA	AAA	6.50	06/01/17	58,569	60,856
FNMA	AAA	6.50	04/01/32	24,819	25,897
FNMA	AAA	6.50	05/01/32	48,737	50,854
FNMA	AAA	6.50	05/01/32	47,478	49,540
FNMA	AAA	6.50	07/01/32	46,225	48,233
FNMA	AAA	6.50	07/01/34	166,070	172,972
FNMA	AAA	6.50	09/01/34	110,507	115,100
FNMA	AAA	6.50	09/01/36	291,584	298,608
FNMA	AAA	6.50	05/01/37	238,070	247,542
FNMA	AAA	6.50	09/01/37	442,827	460,447
FNMA	AAA	6.50	05/01/38	262,556	272,976
FNMA	AAA	7.00	09/01/31	14,239	15,067
FNMA	AAA	7.00	11/01/31	10,983	11,621
FNMA	AAA	7.00	04/01/32	33,619	35,576
FNMA	AAA	7.50	06/01/31	6,634	7,024
FNMA	AAA	7.50	02/01/32	23,710	25,120
FNMA	AAA	7.50	04/01/32	7,878	8,347
FNMA	AAA	7.50	06/01/32	10,585	11,215
FNMA	AAA	8.00	03/01/31	6,652	7,066
FNMA	AAA	8.00	04/01/32	11,564	12,285
FNMA	AAA	8.00	04/01/32	2,941	3,124
GNMA (5)	AAA	6.27	10/16/27	1,940,320	2,032,742
GNMA (5)	AAA	6.50	04/15/31	3,438	3,614

GNMA (5)	AAA	6.50	10/15/31	19,548	20,547
GNMA (5)	AAA	6.50	12/15/31	6,178	6,493
GNMA (5)	AAA	6.50	05/15/32	6,722	7,066
GNMA (5)	AAA	7.00	05/15/31	13,006	13,753
GNMA (5)	AAA	7.00	09/15/31	5,001	5,288
GNMA (5)	AAA	7.00	09/15/31	733	775
GNMA (5)	AAA	7.00	05/15/32	3,003	3,158
GNMA (5)	AAA	7.00	10/20/38	198,712	204,106
					21,271,720
NON-MORTGAGE-BACKED OBLIGATIONS (8.6%)
FHLMC	AAA	4.38	07/17/15	1,250,000	1,369,650
FHLMC	AAA	5.20	03/05/19	3,000,000	3,019,390
					4,389,040
CORPORATE DEBT (38.3%)
BASIC MATERIALS (2.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	249,914
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	227,273
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	238,753
PolyOne Corp.	B	7.50	12/15/15	250,000	75,625
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	234,760
Vulcan Materials Co.	BBB+	7.00	06/15/18	200,000	156,481
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	255,288
					1,438,094
CONSUMER, CYCLICAL (7.1%)
Best Buy Co., Inc.†	BBB-	6.75	07/15/13	250,000	233,392
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	218,388
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	250,000	236,948
Fortune Brands, Inc.	BBB	4.88	12/01/13	200,000	176,153
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	223,730
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	196,930
Kellwood Co.	NR	7.88	07/15/09	250,000	162,500
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	490,379
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	224,609
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	250,000	236,959
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	486,324
RadioShack Corp.	BB	7.38	05/15/11	250,000	217,500
Scholastic Corp.	BB	5.00	04/15/13	250,000	192,500
Wendy’s International, Inc.	B+	6.25	11/15/11	200,000	169,000
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	197,022
					3,662,341
CONSUMER, NON-CYCLICAL (3.2%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	179,354
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	242,208
Hershey Co.	A	4.85	08/15/15	250,000	240,342
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	243,849
Kroger Co.	BBB-	4.95	01/15/15	250,000	238,017
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	251,190
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	247,485
					1,642,445
ENERGY (5.0%)
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	229,587

Enbridge, Inc.	A-	5.80	06/15/14	150,000	131,565
Knight, Inc.	BB	5.15	03/01/15	250,000	186,250
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	217,155
Noble Corp.	A-	7.50	03/15/19	250,000	309,127
Premco Refining Group	BBB	7.50	06/15/15	250,000	225,104
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	856,467
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	210,276
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	214,902
					2,580,433
FINANCIAL (10.1%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	253,594
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	234,447
Capital One Bank	A-	5.75	09/15/10	250,000	242,642
Colonial Realty LP	BBB-	4.80	04/01/11	200,000	159,440
Developers Diversified Realty	BBB-	5.00	05/03/10	200,000	144,906
First Horizon Mtg.	AAA	5.00	06/25/33	291,746	288,649
First Horizon National Corp.	BBB-	4.50	05/15/13	500,000	347,298
First Industrial LP	BBB-	6.88	04/15/12	250,000	163,090
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	250,000	219,555
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	496,228
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	140,507
General Electric Capital Corp.	AAA	5.45	01/15/13	500,000	503,581
GMAC LLC	CC	0.00	12/01/12	500,000	94,745
HCP, Inc.	BBB	4.88	09/15/10	250,000	222,866
HCP, Inc.	BBB	5.65	12/15/13	250,000	149,390
Health Care REIT, Inc.	BBB-	8.00	09/12/12	100,000	85,683
Lincoln National Corp.	A+	5.65	08/27/12	200,000	164,820
Markel Corp.	BBB	6.80	02/15/13	150,000	132,531
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	250,000	245,804
ProLogis	BBB-	5.50	04/01/12	250,000	150,625
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	251,071
SLM Corp.	BBB-	4.00	01/15/09	250,000	248,858
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	249,455
					5,189,785
HEALTHCARE (2.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	239,181
Cardinal Health, Inc.	BBB+	6.75	02/15/11	300,000	298,538
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	250,000	220,313
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	239,882
WellPoint, Inc.	A-	4.25	12/15/09	250,000	240,417
Wyeth	A+	5.50	03/15/13	250,000	254,655
					1,492,986
INDUSTRIAL (2.7%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	224,110
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	100,000	92,546
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	250,000	189,501
Masco Corp.	BBB	5.88	07/15/12	200,000	163,999
Southwest Airlines Co.	BBB+	5.25	10/01/14	250,000	188,597
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	235,432
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	292,124
					1,386,309

TECHNOLOGY (0.9%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	250,000	204,107
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	259,533
					463,640
TELECOMMUNICATIONS (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	246,250
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	215,625
					461,875
UTILITIES (2.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	234,446
Duke Energy Corp.	A	4.50	04/01/10	250,000	249,645
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	192,304
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	206,010
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	253,620
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	246,737
					1,382,762
TOTAL LONG-TERM DEBT SECURITIES (Cost: $51,841,083) 98.8%					50,768,933

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	170,000	169,962

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $169,962) 0.3%					169,962

TOTAL INVESTMENTS (Cost: $52,011,045) 99.1%					50,938,895

OTHER NET ASSETS 0.9%					471,556

NET ASSETS 100.0%					$51,410,451

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (20.0%)
FHLB	AAA	1.95	01/26/09	1,695,000	1,696,926
FHLB	AAA	2.10	01/07/09	2,720,000	2,719,044
FHLB	AAA	2.10	01/08/09	2,875,000	2,873,821
FHLB	AAA	2.20	01/14/09	391,000	391,359
FHLB	AAA	2.24	01/16/09	2,512,000	2,514,793
FHLB	AAA	2.25	01/02/09	100,000	99,994
FHLMC	AAA	2.15	01/12/09	4,703,000	4,706,026
FNMA	AAA	2.10	01/07/09	1,961,000	1,960,311
					16,962,274

COMMERCIAL PAPER (80.0%)
American Express Credit Corp.	A-1	1.80	02/02/09	500,000	499,199
American Express Credit Corp.	A-1	1.95	01/02/09	1,500,000	1,499,919
American Express Credit Corp.	A-1	2.00	02/02/09	300,000	299,466
AT&T, Inc.†	A-1	2.40	01/05/09	2,400,000	2,399,357
Becton, Dickinson & Co.	A-1+	1.00	01/16/09	2,350,000	2,349,020
Campbell Soup Co.†	A-1	0.95	02/02/09	300,000	299,746
Campbell Soup Co.†	A-1	1.00	01/16/09	2,079,000	2,078,133
Chevron Corp.	A-1+	1.10	01/23/09	2,300,000	2,298,452
Coca-Cola Co.	A-1	1.20	01/23/09	2,400,000	2,398,238
ConocoPhillips†	A-1	0.35	01/12/09	482,000	481,948
ConocoPhillips†	A-1	1.30	02/06/09	500,000	499,349
Danaher Corp.	A-1	0.50	01/29/09	730,000	729,716
Danaher Corp.	A-1	1.25	01/16/09	1,564,000	1,563,185
Deere & Co.†	A-1	0.50	03/02/09	692,000	691,413
Eaton Corp.†	A-1	1.30	01/23/09	1,300,000	1,298,966
Eaton Corp.†	A-1	2.60	01/08/09	1,000,000	999,492
Ecolab, Inc.†	A-1	0.75	01/06/09	2,253,000	2,252,765
Eli Lilly & Co.†	A-1+	1.35	01/12/09	2,400,000	2,399,008
Estee Lauder Cos.†	A-1	1.10	02/12/09	500,000	499,394
GE Capital TLGP	A-1+	1.60	01/20/09	660,000	659,458
GE Capital TLGP	A-1+	1.65	01/16/09	1,745,000	1,743,798
Hershey Co.	A-1	1.10	01/06/09	418,000	417,936
Hershey Co.	A-1	1.15	01/12/09	1,327,000	1,326,533
Hershey Co.	A-1	1.15	01/20/09	501,000	500,807
Hewlett-Packard Co.†	A-1	2.10	01/02/09	2,452,000	2,451,856
Lowe’s Cos., Inc.	A-1	0.35	03/16/09	2,372,000	2,370,270
Madison Gas & Electric	A-1+	0.20	01/30/09	1,700,000	1,699,726
Madison Gas & Electric	A-1+	0.95	01/09/09	500,000	499,894
Medtronic, Inc.†	A-1+	1.00	01/12/09	1,086,000	1,085,668
Medtronic, Inc.†	A-1+	1.25	02/06/09	1,300,000	1,298,502
National Rural Utilities	A-1	0.50	01/21/09	124,000	123,966
National Rural Utilities	A-1	0.55	02/20/09	880,000	879,328
National Rural Utilities	A-1	0.85	02/13/09	1,294,000	1,292,686
Nestle Capital Corp.†	A-1+	0.75	02/02/09	2,300,000	2,298,632
New Jersey Natural Gas	A-1	1.25	01/16/09	2,300,000	2,298,801
NSTAR Electric Co.	A-1	2.00	01/05/09	2,500,000	2,499,442

Pfizer, Inc.†	A-1+	0.80	02/02/09	2,300,000	2,298,398
Pitney Bowes, Inc.†	A-1	1.80	01/05/09	2,000,000	1,999,599
Pitney Bowes, Inc.†	A-1	1.90	01/05/09	435,000	434,908
Procter & Gamble Co.†	A-1+	1.60	01/06/09	2,500,000	2,499,443
Rockwell Collins, Inc.†	A-1	0.60	01/26/09	255,000	254,894
Rockwell Collins, Inc.†	A-1	0.60	01/27/09	691,000	690,700
Rockwell Collins, Inc.†	A-1	1.15	01/08/09	603,000	602,865
Siemens Capital Co. LLC†	A-1+	0.10	03/13/09	600,000	599,880
Siemens Capital Co. LLC†	A-1+	0.30	01/13/09	500,000	499,950
Toyota Motor Credit Corp.	A-1+	1.05	02/24/09	100,000	99,842
Toyota Motor Credit Corp.	A-1+	2.10	02/02/09	1,000,000	998,170
Toyota Motor Credit Corp.	A-1+	2.10	02/06/09	1,301,000	1,298,288
Walgreen Co.†	A-1	1.20	01/08/09	2,500,000	2,499,416
Walt Disney Co.	A-1	1.05	02/17/09	1,091,000	1,089,917
Washington Gas Light Co.	A-1	1.10	01/21/09	500,000	499,703
Washington Gas Light Co.	A-1	1.65	01/06/09	1,900,000	1,899,563
Washington Post Co.†	A-1	0.15	01/23/09	670,000	669,939
					67,919,544

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $84,864,738) 100.0%					84,881,818

TOTAL INVESTMENTS (Cost: $84,864,738) 100.0%					84,881,818

OTHER NET ASSETS 0.0% (6)					28,930

NET ASSETS 100.0%					$84,910,748

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2008, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$106,202	0.3%
EQUITY INDEX FUND	$1,599,996	4.5%
MID-CAP EQUITY INDEX FUND	$1,479,987	4.6%
SMALL CAP VALUE FUND	$34,000	1.1%
BOND FUND	$1,212,383	2.4%
MONEY MARKET FUND	$34,084,221	40.1%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of December 31, 2008, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

ALL AMERICA FUND	3	S&P 500 Stock Index	P	March 2009	$675,075	$(1,988)	1.9%
EQUITY INDEX FUND	16	S&P 500 Stock Index	P	March 2009	$3,600,400	$(10,600)	10.0%
MID-CAP EQUITY INDEX FUND	13	S&P MidCap 400 Stock Index	P	March 2009	$3,491,800	$57,775	11.0%

(2)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(3)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

(4)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

(5)	U.S. Government guaranteed security.
(6)	Percentage is less than 0.05%.

Fair Value—Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  However, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$35,200,701	$943,281	$106,202	$36,250,184
Equity Index Fund	$32,372,065	$3,514,093	—	$35,886,158
Mid-Cap Equity Index Fund	$28,498,971	$3,364,842	—	$31,863,813
Small Cap Value Fund	$2,922,454	$100,000	$34,000	$3,056,454
Small Cap Growth Fund	$2,592,376	$100,000	—	$2,692,376
Bond Fund	—	$50,938,895	—	$50,938,895
Money Market Fund	—	$84,881,818	—	$84,881,818
Other Financial Instruments:*
All America Fund	$(1,988)	—	—	$(1,988)
Equity Index Fund	$(10,600)	—	—	$(10,600)
Mid-Cap Equity Index Fund	$57,775	—	—	$57,775

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)
for the Year Ended December 31, 2008

	Balance December 31, 2007	Unrealized Gains (Losses) (a)	Transfer In/(Out) of Level 3	Balance December 31, 2008
All America Fund	$219,049	$(86,943)	$(25,904)	$106,202
Small Cap Value Fund	$34,000	—	—	$34,000

(a) Unrealized gains and losses on Level 3 securities are included in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the market on which the security is principally traded but before the Funds calculate their net asset value, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of common stock are based on the identified cost basis of the security determined on the first-in, first-out (“FIFO”) basis.

The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2008 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund

Unrealized Appreciation	$3,181,128	$3,394,293	$1,448,642	$128,942
Unrealized Depreciation	(15,036,022)	(13,927,514)	(15,080,713)	(1,052,036)
Net	$(11,854,894)	$(10,533,221)	$(13,632,071)	$(923,094)
Cost of Investments	$48,105,078	$46,419,379	$45,495,884	$3,979,548

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$98,447	$1,605,709	$17,115
Unrealized Depreciation	(648,487)	(2,677,859)	(35)
Net	$(550,040)	$(1,072,150)	$17,080
Cost of Investments	$3,242,416	$52,011,045	$84,864,738

New Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 (“SFAS 161”), which is effective for fiscal years beginning after November 15, 2008, SFAS 161 requires entities that utilize derivative instruments to provide qualitative disclosures about their objectives and strategies for using such instruments, as well as any details of credit-risk-related contingent features contained within derivatives. SFAS 161 also requires entities to disclose additional information about the amounts and location of derivatives located within the financial statements and the impact that hedges have on an entity’s financial position, financial performance, and cash flows. Management is currently evaluating the impact of SFAS 161 on the disclosures about its use of derivatives.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED

John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED

John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 27, 2009

By:	/s/ GEORGE L. MEDLIN

George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: February 27, 2009